UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3759

Variable Insurance Products Fund IV
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2004

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Growth Stock Portfolio

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Investment Summary	3	A summary of the fund's investments at period end.
Investments	4	A complete list of the fund's investments with their market values.
Financial Statements	7	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	11	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines, call 800-221-5207 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Growth Stock Portfolio

Fidelity Variable Insurance Products: Growth Stock Portfolio

Investment Summary

Top Five Stocks as of June 30, 2004
% of fund's net assets
Pfizer, Inc.	6.1
Microsoft Corp.	5.6
Dell, Inc.	3.6
Intersil Corp. Class A	3.4
Procter & Gamble Co.	2.9
21.6
Top Five Market Sectors as of June 30, 2004
% of fund's net assets
Information Technology	31.1
Health Care	28.5
Consumer Staples	12.6
Consumer Discretionary	10.7
Financials	6.3
Asset Allocation as of June 30, 2004
% of fund's net assets*
Stocks	98.7%
Short-Term Investments and Net Other Assets	1.3%

* Foreign investments	3.5%

Semiannual Report

Fidelity Variable Insurance Products: Growth Stock Portfolio

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 10.7%
Automobiles - 1.8%
Harley-Davidson, Inc.	1,800	$ 111,492
Hotels, Restaurants & Leisure - 1.3%
Kerzner International Ltd. (a)	800	38,048
Multimedia Games, Inc. (a)	600	16,092
Wendy's International, Inc.	900	31,356
		85,496
Internet & Catalog Retail - 0.4%
eBay, Inc. (a)	300	27,585
Media - 6.0%
Clear Channel Communications, Inc.	300	11,085
Fox Entertainment Group, Inc. Class A (a)	1,800	48,060
Getty Images, Inc. (a)	200	12,000
Lamar Advertising Co. Class A (a)	1,100	47,685
Radio One, Inc. Class D (non-vtg.) (a)	3,500	56,035
Spanish Broadcasting System, Inc. Class A (a)	6,900	64,239
Univision Communications, Inc. Class A (a)	3,100	98,983
Viacom, Inc. Class B (non-vtg.)	850	30,362
Walt Disney Co.	500	12,745
		381,194
Specialty Retail - 0.8%
Abercrombie & Fitch Co. Class A	500	19,375
Best Buy Co., Inc.	400	20,296
Ross Stores, Inc.	500	13,380
		53,051
Textiles Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	300	22,725
TOTAL CONSUMER DISCRETIONARY		681,543
CONSUMER STAPLES - 12.6%
Beverages - 3.6%
Anheuser-Busch Companies, Inc.	600	32,400
PepsiCo, Inc.	1,900	102,372
The Coca-Cola Co.	1,860	93,893
		228,665
Food & Staples Retailing - 2.8%
CVS Corp.	1,100	46,222
Wal-Mart Stores, Inc.	2,000	105,520
Walgreen Co.	800	28,968
		180,710
Food Products - 0.3%
Bunge Ltd.	500	19,470
Household Products - 5.1%
Colgate-Palmolive Co.	2,400	140,280
Procter & Gamble Co.	3,360	182,918
		323,198

	Shares	Value (Note 1)
Personal Products - 0.8%
Gillette Co.	1,200	$ 50,880
TOTAL CONSUMER STAPLES		802,923
ENERGY - 2.9%
Energy Equipment & Services - 2.9%
BJ Services Co. (a)	2,200	100,848
Nabors Industries Ltd. (a)	800	36,176
Pride International, Inc. (a)	2,800	47,908
		184,932
FINANCIALS - 6.3%
Capital Markets - 0.2%
Harris & Harris Group, Inc. (a)	1,200	14,676
Consumer Finance - 1.0%
American Express Co.	600	30,828
MBNA Corp.	1,300	33,527
		64,355
Diversified Financial Services - 0.7%
Citigroup, Inc.	900	41,850
Insurance - 2.8%
American International Group, Inc.	2,500	178,200
Thrifts & Mortgage Finance - 1.6%
Fannie Mae	600	42,816
Golden West Financial Corp., Delaware	300	31,905
New York Community Bancorp, Inc.	1,166	22,889
		97,610
TOTAL FINANCIALS		396,691
HEALTH CARE - 28.5%
Biotechnology - 4.5%
Amgen, Inc. (a)	700	38,199
Biogen Idec, Inc. (a)	200	12,650
Cephalon, Inc. (a)	600	32,400
Charles River Laboratories International, Inc. (a)	400	19,548
Genentech, Inc. (a)	1,400	78,680
Harvard Bioscience, Inc. (a)	4,200	18,816
ImmunoGen, Inc. (a)	4,300	26,273
Millennium Pharmaceuticals, Inc. (a)	900	12,420
Nanogen, Inc. (a)	1,600	10,752
ONYX Pharmaceuticals, Inc. (a)	200	8,472
OSI Pharmaceuticals, Inc. (a)	200	14,088
Protein Design Labs, Inc. (a)	700	13,391
Serologicals Corp. (a)	100	1,999
		287,688
Health Care Equipment & Supplies - 5.8%
Biomet, Inc.	300	13,332
Cholestech Corp. (a)	1,500	12,225
Dade Behring Holdings, Inc. (a)	400	19,008
Fisher Scientific International, Inc. (a)	600	34,650
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Illumina, Inc. (a)	6,200	$ 39,370
Invacare Corp.	300	13,416
Kinetic Concepts, Inc.	400	19,960
Medtronic, Inc.	2,200	107,184
ResMed, Inc. (a)	700	35,672
Smith & Nephew PLC	1,300	14,370
St. Jude Medical, Inc. (a)	300	22,695
Synthes, Inc.	330	37,704
		369,586
Health Care Providers & Services - 2.9%
Cardinal Health, Inc.	600	42,030
Henry Schein, Inc. (a)	200	12,628
Inveresk Research Group, Inc. (a)	600	18,504
Pediatrix Medical Group, Inc. (a)	200	13,970
ProxyMed, Inc. (a)	700	11,802
UnitedHealth Group, Inc.	700	43,575
WebMD Corp. (a)	4,000	37,280
Wellcare Group, Inc.	100	1,700
		181,489
Pharmaceuticals - 15.3%
Abbott Laboratories	1,100	44,836
Barr Pharmaceuticals, Inc. (a)	1,400	47,180
Eli Lilly & Co.	700	48,937
Endo Pharmaceuticals Holdings, Inc. (a)	800	18,760
Forest Laboratories, Inc. (a)	200	11,326
IVAX Corp. (a)	1,300	31,187
Johnson & Johnson	1,700	94,690
Merck & Co., Inc.	1,600	76,000
Pfizer, Inc.	11,300	387,364
Schering-Plough Corp.	7,500	138,600
Wyeth	2,100	75,936
		974,816
TOTAL HEALTH CARE		1,813,579
INDUSTRIALS - 4.7%
Aerospace & Defense - 1.3%
Honeywell International, Inc.	1,600	58,608
The Boeing Co.	500	25,545
		84,153
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	400	30,068
Building Products - 0.2%
Trex Co., Inc. (a)	400	15,100
Commercial Services & Supplies - 0.3%
Robert Half International, Inc.	600	17,862

	Shares	Value (Note 1)
Industrial Conglomerates - 2.4%
General Electric Co.	4,600	$ 149,040
TOTAL INDUSTRIALS		296,223
INFORMATION TECHNOLOGY - 31.1%
Communications Equipment - 2.8%
Brocade Communications Systems, Inc. (a)	1,900	11,362
Cisco Systems, Inc. (a)	4,200	99,540
Comverse Technology, Inc. (a)	1,000	19,940
Juniper Networks, Inc. (a)	400	9,828
Powerwave Technologies, Inc. (a)	1,800	13,860
Redback Networks, Inc. (a)	3,300	21,153
		175,683
Computers & Peripherals - 6.5%
Dell, Inc. (a)	6,500	232,830
Dot Hill Systems Corp. (a)	2,100	23,541
Electronics for Imaging, Inc. (a)	1,400	39,564
EMC Corp. (a)	3,800	43,320
UNOVA, Inc. (a)	3,800	76,950
		416,205
Electronic Equipment & Instruments - 5.6%
Benchmark Electronics, Inc. (a)	1,100	32,010
Flextronics International Ltd. (a)	5,500	87,725
Ingram Micro, Inc. Class A (a)	1,100	15,917
Jabil Circuit, Inc. (a)	4,000	100,720
Solectron Corp. (a)	15,400	99,638
Veeco Instruments, Inc. (a)	700	18,067
		354,077
Internet Software & Services - 1.3%
Blue Coat Systems, Inc. (a)	500	16,745
Websense, Inc. (a)	400	14,892
Yahoo!, Inc. (a)	1,400	50,862
		82,499
IT Services - 0.4%
First Data Corp.	540	24,041
Office Electronics - 0.5%
Zebra Technologies Corp. Class A (a)	400	34,800
Semiconductors & Semiconductor Equipment - 6.8%
Analog Devices, Inc.	400	18,832
Applied Materials, Inc. (a)	2,900	56,898
ASML Holding NV (NY Shares) (a)	2,400	41,064
Cree, Inc. (a)	800	18,624
Integrated Circuit Systems, Inc. (a)	900	24,444
Intersil Corp. Class A	9,900	214,434
Teradyne, Inc. (a)	1,900	43,130
Xilinx, Inc.	400	13,324
		430,750
Software - 7.2%
BEA Systems, Inc. (a)	2,100	17,262
Cadence Design Systems, Inc. (a)	1,800	26,334
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Manhattan Associates, Inc. (a)	500	$ 15,440
Microsoft Corp.	12,400	354,144
SAP AG sponsored ADR	600	25,086
Siebel Systems, Inc. (a)	1,900	20,292
		458,558
TOTAL INFORMATION TECHNOLOGY		1,976,613
MATERIALS - 1.8%
Chemicals - 1.2%
Ferro Corp.	1,100	29,348
Nanophase Technologies Corp. (a)	2,600	19,422
Olin Corp.	1,600	28,192
		76,962
Containers & Packaging - 0.6%
Pactiv Corp. (a)	1,600	39,904
TOTAL MATERIALS		116,866
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. (a)	300	4,296
TOTAL COMMON STOCKS (Cost $5,944,391)		6,273,666
Money Market Funds - 0.9%

Fidelity Cash Central Fund, 1.16% (b) (Cost $59,150)	59,150	59,150
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $6,003,541)		6,332,816
NET OTHER ASSETS - 0.4%		24,948
NET ASSETS - 100%		$ 6,357,764
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $4,830,143 and $4,879,286, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $808 for the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth Stock Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)
Assets
Investment in securities, at value (cost $6,003,541) - See accompanying schedule		$ 6,332,816
Cash		4,174
Receivable for investments sold		204,724
Receivable for fund shares sold		9
Dividends receivable		3,301
Interest receivable		55
Prepaid expenses		14
Other receivables		320
Total assets		6,545,413

Liabilities
Payable for investments purchased	$ 162,499
Accrued management fee	5,281
Distribution fees payable	677
Other affiliated payables	3,098
Other payables and accrued expenses	16,094
Total liabilities		187,649

Net Assets		$ 6,357,764
Net Assets consist of:
Paid in capital		$ 5,537,971
Accumulated net investment loss		(7,603)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		498,121
Net unrealized appreciation (depreciation) on investments		329,275
Net Assets		$ 6,357,764
Initial Class: Net Asset Value, offering price and redemption price per share ($1,923,650 ÷ 164,904 shares)		$ 11.67

Service Class: Net Asset Value, offering price and redemption price per share ($1,902,873 ÷ 163,400 shares)		$ 11.65

Service Class 2: Net Asset Value, offering price and redemption price per share ($2,531,241 ÷ 217,898 shares)		$ 11.62

Statement of Operations

Six months ended June 30, 2004 (Unaudited)
Investment Income
Dividends		$ 26,452
Interest		345
Total income		26,797

Expenses
Management fee	$ 18,241
Transfer agent fees	2,664
Distribution fees	4,107
Accounting fees and expenses	16,501
Non-interested trustees' compensation	15
Custodian fees and expenses	4,154
Audit	18,939
Legal	39
Total expenses before reductions	64,660
Expense reductions	(30,260)	34,400
Net investment income (loss)		(7,603)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	504,320
Foreign currency transactions	136
Total net realized gain (loss)		504,456
Change in net unrealized appreciation (depreciation) on: Investment securities	(392,416)
Assets and liabilities in foreign currencies	(2)
Total change in net unrealized appreciation (depreciation)		(392,418)
Net gain (loss)		112,038
Net increase (decrease) in net assets resulting from operations		$ 104,435

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth Stock Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (7,603)	$ (11,094)
Net realized gain (loss)	504,456	536,643
Change in net unrealized appreciation (depreciation)	(392,418)	872,201
Net increase (decrease) in net assets resulting from operations	104,435	1,397,750
Distributions to shareholders from net investment income	-	(5,000)
Distributions to shareholders from net realized gain	(176,792)	(341,023)
Total distributions	(176,792)	(346,023)
Share transactions - net increase (decrease)	182,465	355,850
Total increase (decrease) in net assets	110,108	1,407,577

Net Assets
Beginning of period	6,247,656	4,840,079
End of period (including accumulated net investment loss of $7,603 and $0, respectively)	$ 6,357,764	$ 6,247,656
Other Information:
Share Transactions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	700	-	-
Reinvested	4,470	4,448	5,941
Redeemed	(218)	-	-
Net increase (decrease)	4,952	4,448	5,941
Dollars Sold	$ 8,195	$ -	$ -
Reinvested	53,279	52,931	70,582
Redeemed	(2,522)	-	-
Net increase (decrease)	$ 58,952	$ 52,931	$ 70,582
Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	2,425	-	-
Reinvested	8,994	8,952	11,957
Redeemed	(1,468)	-	-
Net increase (decrease)	9,951	8,952	11,957
Dollars Sold	$ 27,406	$ -	$ -
Reinvested	104,262	103,612	138,149
Redeemed	(17,579)	-	-
Net increase (decrease)	$ 114,089	$ 103,612	$ 138,149
Distributions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net realized gain	$ 53,279	$ 52,931	$ 70,582
	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 1,500	$ 1,500	$ 2,000
From net realized gain	102,762	102,112	136,149
Total	$ 104,262	$ 103,612	$ 138,149

See accompanying notes which are an integral part of the financial statements.

Growth Stock Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 9.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)	- H
Net realized and unrealized gain (loss)	.22	2.81	(.32)
Total from investment operations	.21	2.80	(.32)
Distributions from net investment income	-	(.01)	-
Distributions from net realized gain	(.33)	(.68)	-
Total distributions	(.33)	(.69)	-
Net asset value, end of period	$ 11.67	$ 11.79	$ 9.68
Total Return B, C, D	1.75%	29.05%	(3.20)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.95% A	2.68%	9.76% A
Expenses net of voluntary waivers, if any	1.00% A	1.14%	1.25% A
Expenses net of all reductions	.96% A	1.09%	1.22% A
Net investment income (loss)	(.11)% A	(.07)%	.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,924	$ 1,885	$ 1,452
Portfolio turnover rate	154% A	149%	108% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period December 11, 2002 (commencement of operations) to December 31, 2002. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.77	$ 9.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.02)	- H
Net realized and unrealized gain (loss)	.22	2.80	(.32)
Total from investment operations	.21	2.78	(.32)
Distributions from net investment income	-	(.01)	-
Distributions from net realized gain	(.33)	(.68)	-
Total distributions	(.33)	(.69)	-
Net asset value, end of period	$ 11.65	$ 11.77	$ 9.68
Total Return B, C, D	1.75%	28.85%	(3.20)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.99% A	2.74%	9.86% A
Expenses net of voluntary waivers, if any	1.10% A	1.24%	1.35% A
Expenses net of all reductions	1.06% A	1.19%	1.32% A
Net investment income (loss)	(.21)% A	(.17)%	.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,903	$ 1,871	$ 1,452
Portfolio turnover rate	154% A	149%	108% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period December 11, 2002 (commencement of operations) to December 31, 2002. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.75	$ 9.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.04)	- H
Net realized and unrealized gain (loss)	.22	2.80	(.32)
Total from investment operations	.20	2.76	(.32)
Distributions from net investment income	-	(.01)	-
Distributions from net realized gain	(.33)	(.68)	-
Total distributions	(.33)	(.69)	-
Net asset value, end of period	$ 11.62	$ 11.75	$ 9.68
Total Return B, C, D	1.67%	28.64%	(3.20)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.14% A	2.89%	10.01% A
Expenses net of voluntary waivers, if any	1.25% A	1.39%	1.50% A
Expenses net of all reductions	1.21% A	1.34%	1.47% A
Net investment income (loss)	(.36)% A	(.33)%	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,531	$ 2,491	$ 1,936
Portfolio turnover rate	154% A	149%	108% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period December 11, 2002 (commencement of operations) to December 31, 2002. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Growth Stock Portfolio

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Growth Stock Portfolio (the fund) is a fund of Variable Insurance Products Fund IV, (the trust) (referred to in this report as Fidelity Variable Insurance Products: Growth Stock Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 553,488	|
Unrealized depreciation	(233,035)
Net unrealized appreciation (depreciation)	$ 320,453
Cost for federal income tax purposes	$ 6,012,363

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 949	|
Service Class 2	3,158
	$ 4,107

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 1,227	|
Service Class	617
Service Class 2	820
	$ 2,664

Growth Stock Portfolio

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $288 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Initial Class	1.00%	$ 9,151
Service Class	1.10%	8,466
Service Class 2	1.25%	11,266
		$ 28,883

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,377 for the period.

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPGR-SANN-0804
1.787988.101

Fidelity® Variable Insurance Products:

Value Leaders Portfolio

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Investment Summary	3	A summary of the fund's investments at period end.
Investments	4	A complete list of the fund's investments with their market values.
Financial Statements	9	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	13	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines, call 1-800-221-5207, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Value Leaders Portfolio

Fidelity Variable Insurance Products: Value Leaders Portfolio

Investment Summary

Top Five Stocks as of June 30, 2004
% of fund's net assets
General Electric Co.	4.0
Bank of America Corp.	3.0
Exxon Mobil Corp.	2.8
Tyco International Ltd.	2.6
American International Group, Inc.	2.4
14.8
Top Five Market Sectors as of June 30, 2004
% of fund's net assets
Financials	23.3
Industrials	17.1
Energy	12.3
Consumer Discretionary	11.6
Information Technology	9.5
Asset Allocation as of June 30, 2004
% of fund's net assets*
Stocks	99.8%
Short-Term Investments and Net Other Assets	0.2%
* Foreign investments	3.6%

Semiannual Report

Fidelity Variable Insurance Products: Value Leaders Portfolio

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.1%
TRW Automotive Holdings Corp.	400	$ 7,540
Hotels, Restaurants & Leisure - 1.1%
Caesars Entertainment, Inc. (a)	600	9,000
McDonald's Corp.	1,750	45,500
Royal Caribbean Cruises Ltd.	200	8,682
		63,182
Household Durables - 1.0%
LG Electronics, Inc.	130	6,171
Newell Rubbermaid, Inc.	600	14,100
Pulte Homes, Inc.	100	5,203
Sony Corp. sponsored ADR	500	19,025
Techtronic Industries Co. Ltd.	8,000	12,770
		57,269
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	200	10,880
Leisure Equipment & Products - 0.5%
Brunswick Corp.	100	4,080
Eastman Kodak Co.	600	16,188
Leapfrog Enterprises, Inc. Class A (a)	300	5,967
		26,235
Media - 6.1%
Cablevision Systems Corp. - NY Group Class A (a)	700	13,755
Clear Channel Communications, Inc.	880	32,516
Cumulus Media, Inc. Class A (a)	700	11,767
EchoStar Communications Corp. Class A (a)	100	3,075
Emmis Communications Corp. Class A (a)	750	15,735
Fox Entertainment Group, Inc. Class A (a)	400	10,680
Grupo Televisa SA de CV sponsored ADR	400	18,108
Lamar Advertising Co. Class A (a)	700	30,345
Liberty Media Corp. Class A (a)	2,000	17,980
News Corp. Ltd. sponsored ADR	319	10,489
NTL, Inc. (a)	305	17,574
Salem Communications Corp. Class A (a)	296	8,030
The DIRECTV Group, Inc. (a)	1,170	20,007
Time Warner, Inc. (a)	2,150	37,797
Univision Communications, Inc. Class A (a)	500	15,965
Viacom, Inc. Class B (non-vtg.)	1,440	51,437
Walt Disney Co.	1,780	45,372
		360,632
Multiline Retail - 0.3%
99 Cents Only Stores (a)	400	6,100
JCPenney Co., Inc.	300	11,328
		17,428
Specialty Retail - 2.3%
American Eagle Outfitters, Inc. (a)	600	17,346
Gap, Inc.	1,000	24,250

	Shares	Value (Note 1)
Home Depot, Inc.	1,100	$ 38,720
Office Depot, Inc. (a)	1,200	21,492
Sonic Automotive, Inc. Class A	500	11,075
Toys 'R' Us, Inc. (a)	1,500	23,895
		136,778
TOTAL CONSUMER DISCRETIONARY		679,944
CONSUMER STAPLES - 3.6%
Beverages - 0.8%
Anheuser-Busch Companies, Inc.	150	8,100
PepsiCo, Inc.	550	29,634
The Coca-Cola Co.	160	8,077
		45,811
Food & Staples Retailing - 0.9%
Albertsons, Inc.	600	15,924
Safeway, Inc. (a)	1,000	25,340
Wal-Mart Stores, Inc.	200	10,552
		51,816
Food Products - 0.2%
Interstate Bakeries Corp.	800	8,680
The J.M. Smucker Co.	100	4,591
		13,271
Household Products - 1.2%
Clorox Co.	340	18,285
Colgate-Palmolive Co.	170	9,937
Procter & Gamble Co.	800	43,552
		71,774
Personal Products - 0.3%
Gillette Co.	400	16,960
Tobacco - 0.2%
Altria Group, Inc.	170	8,509
TOTAL CONSUMER STAPLES		208,141
ENERGY - 12.3%
Energy Equipment & Services - 4.7%
Baker Hughes, Inc.	900	33,885
ENSCO International, Inc.	710	20,661
GlobalSantaFe Corp.	900	23,850
Halliburton Co.	1,300	39,338
National-Oilwell, Inc. (a)	400	12,596
Pride International, Inc. (a)	1,000	17,110
Rowan Companies, Inc. (a)	500	12,165
Smith International, Inc. (a)	500	27,880
Transocean, Inc. (a)	1,400	40,516
Varco International, Inc. (a)	560	12,258
Weatherford International Ltd. (a)	870	39,133
		279,392
Oil & Gas - 7.6%
Amerada Hess Corp.	200	15,838
Apache Corp.	180	7,839
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
BP PLC sponsored ADR	200	$ 10,714
Burlington Resources, Inc.	700	25,326
ChevronTexaco Corp.	1,200	112,932
ConocoPhillips	600	45,774
Encore Acquisition Co. (a)	300	8,370
Exxon Mobil Corp.	3,650	162,097
Occidental Petroleum Corp.	600	29,046
Premcor, Inc. (a)	300	11,250
Valero Energy Corp.	200	14,752
		443,938
TOTAL ENERGY		723,330
FINANCIALS - 23.3%
Capital Markets - 4.5%
Bear Stearns Companies, Inc.	300	25,293
J.P. Morgan Chase & Co.	630	24,425
Lehman Brothers Holdings, Inc.	400	30,100
Merrill Lynch & Co., Inc.	1,800	97,164
Morgan Stanley	1,500	79,155
Raymond James Financial, Inc.	300	7,935
		264,072
Commercial Banks - 7.0%
Bank of America Corp.	2,049	173,386
Bank One Corp.	1,300	66,300
Banknorth Group, Inc.	400	12,992
East West Bancorp, Inc.	200	6,140
Fifth Third Bancorp	220	11,832
National Commerce Financial Corp.	300	9,750
SouthTrust Corp.	800	31,048
SunTrust Banks, Inc.	100	6,499
Texas Capital Bancshares, Inc.	400	6,640
UCBH Holdings, Inc.	400	15,808
Wachovia Corp.	700	31,150
Wells Fargo & Co.	650	37,200
		408,745
Consumer Finance - 0.3%
MBNA Corp.	600	15,474
Diversified Financial Services - 2.0%
CIT Group, Inc.	270	10,338
Citigroup, Inc.	2,350	109,275
		119,613
Insurance - 6.2%
ACE Ltd.	720	30,442
AFLAC, Inc.	400	16,324
Allianz AG sponsored ADR	600	6,570
AMBAC Financial Group, Inc.	490	35,986
American International Group, Inc.	1,960	139,709
Conseco, Inc. (a)	300	5,970

	Shares	Value (Note 1)
Hartford Financial Services Group, Inc.	500	$ 34,370
Marsh & McLennan Companies, Inc.	100	4,538
MetLife, Inc.	500	17,925
Scottish Re Group Ltd.	200	4,650
St. Paul Travelers Companies, Inc.	173	7,013
UnumProvident Corp.	1,000	15,900
W.R. Berkley Corp.	600	25,770
XL Capital Ltd. Class A	260	19,620
		364,787
Real Estate - 1.1%
Apartment Investment & Management Co. Class A	1,600	49,808
iStar Financial, Inc.	200	8,000
Manufactured Home Communities, Inc.	150	4,979
Spirit Financial Corp. (b)	200	2,000
		64,787
Thrifts & Mortgage Finance - 2.2%
Fannie Mae	800	57,088
Freddie Mac	200	12,660
Golden West Financial Corp., Delaware	120	12,762
New York Community Bancorp, Inc.	433	8,500
Sovereign Bancorp, Inc.	800	17,680
The PMI Group, Inc.	100	4,352
Washington Mutual, Inc.	500	19,320
		132,362
TOTAL FINANCIALS		1,369,840
HEALTH CARE - 8.9%
Biotechnology - 1.2%
Alkermes, Inc. (a)	600	8,160
Biogen Idec, Inc. (a)	300	18,975
BioMarin Pharmaceutical, Inc. (a)	1,800	10,800
Cephalon, Inc. (a)	100	5,400
Genentech, Inc. (a)	200	11,240
MedImmune, Inc. (a)	500	11,700
Millennium Pharmaceuticals, Inc. (a)	450	6,210
		72,485
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	2,170	74,887
Dade Behring Holdings, Inc. (a)	300	14,256
Medtronic, Inc.	100	4,872
Nutraceutical International Corp. (a)	200	4,262
St. Jude Medical, Inc. (a)	200	15,130
		113,407
Health Care Providers & Services - 2.3%
Cardinal Health, Inc.	300	21,015
Community Health Systems, Inc. (a)	300	8,031
Covance, Inc. (a)	250	9,645
HealthSouth Corp. (a)	3,300	19,800
Odyssey Healthcare, Inc. (a)	300	5,646
PacifiCare Health Systems, Inc. (a)	340	13,144
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Tenet Healthcare Corp. (a)	1,300	$ 17,433
UnitedHealth Group, Inc.	400	24,900
WebMD Corp. (a)	1,300	12,116
Wellcare Group, Inc.	100	1,700
		133,430
Pharmaceuticals - 3.5%
Barr Pharmaceuticals, Inc. (a)	400	13,480
Johnson & Johnson	710	39,547
Merck & Co., Inc.	1,380	65,550
Pfizer, Inc.	500	17,140
Schering-Plough Corp.	2,650	48,972
Wyeth	500	18,080
		202,769
TOTAL HEALTH CARE		522,091
INDUSTRIALS - 17.1%
Aerospace & Defense - 4.1%
BE Aerospace, Inc. (a)	1,000	7,580
Bombardier, Inc. Class B (sub. vtg.)	2,400	7,233
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	200	5,718
Goodrich Corp.	300	9,699
Honeywell International, Inc.	2,900	106,227
Lockheed Martin Corp.	640	33,331
Northrop Grumman Corp.	200	10,740
Precision Castparts Corp.	150	8,204
Raytheon Co.	600	21,462
The Boeing Co.	400	20,436
United Defense Industries, Inc. (a)	300	10,500
		241,130
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	140	6,917
Airlines - 0.9%
AirTran Holdings, Inc. (a)	1,200	16,968
Ryanair Holdings PLC sponsored ADR (a)	200	6,556
Southwest Airlines Co.	1,800	30,186
		53,710
Building Products - 0.7%
Masco Corp.	1,300	40,534
Trex Co., Inc. (a)	100	3,775
		44,309
Commercial Services & Supplies - 2.8%
Avery Dennison Corp.	300	19,203
Cendant Corp.	2,000	48,960
Cintas Corp.	200	9,534
Monster Worldwide, Inc. (a)	400	10,288
On Assignment, Inc. (a)	566	3,339
Robert Half International, Inc.	1,700	50,609

	Shares	Value (Note 1)
ServiceMaster Co.	500	$ 6,160
Waste Management, Inc.	490	15,019
		163,112
Construction & Engineering - 0.8%
Chicago Bridge & Iron Co. NV	500	13,925
Fluor Corp.	600	28,602
MasTec, Inc. (a)	600	3,258
		45,785
Electrical Equipment - 0.1%
FuelCell Energy, Inc. (a)	400	4,672
Industrial Conglomerates - 6.9%
3M Co.	180	16,202
General Electric Co.	7,220	233,924
Tyco International Ltd.	4,660	154,432
		404,558
Machinery - 0.5%
AGCO Corp. (a)	400	8,148
SPX Corp.	400	18,576
		26,724
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	230	13,225
TOTAL INDUSTRIALS		1,004,142
INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 1.7%
Brocade Communications Systems, Inc. (a)	1,100	6,578
Cisco Systems, Inc. (a)	700	16,590
Foundry Networks, Inc. (a)	1,100	15,477
Juniper Networks, Inc. (a)	400	9,828
Lucent Technologies, Inc. (a)	4,400	16,632
McDATA Corp. Class A (a)	700	3,766
Motorola, Inc.	570	10,403
Scientific-Atlanta, Inc.	200	6,900
Telefonaktiebolaget LM Ericsson ADR (a)	400	11,968
		98,142
Computers & Peripherals - 1.2%
Diebold, Inc.	150	7,931
Hewlett-Packard Co.	500	10,550
International Business Machines Corp.	520	45,838
Western Digital Corp. (a)	500	4,330
		68,649
Electronic Equipment & Instruments - 1.6%
Agilent Technologies, Inc. (a)	100	2,928
Amphenol Corp. Class A (a)	200	6,664
Avnet, Inc. (a)	400	9,080
Flextronics International Ltd. (a)	400	6,380
PerkinElmer, Inc.	300	6,012
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Thermo Electron Corp. (a)	600	$ 18,444
Waters Corp. (a)	1,000	47,780
		97,288
Internet Software & Services - 0.3%
Yahoo!, Inc. (a)	500	18,165
IT Services - 0.5%
Affiliated Computer Services, Inc. Class A (a)	260	13,764
BearingPoint, Inc. (a)	600	5,322
The BISYS Group, Inc. (a)	300	4,218
Titan Corp. (a)	400	5,192
		28,496
Office Electronics - 0.2%
Xerox Corp. (a)	900	13,050
Semiconductors & Semiconductor Equipment - 2.5%
Agere Systems, Inc. Class B (a)	4,100	8,815
Cabot Microelectronics Corp. (a)	200	6,122
Intel Corp.	500	13,800
Intersil Corp. Class A	200	4,332
KLA-Tencor Corp. (a)	700	34,566
Micron Technology, Inc. (a)	600	9,186
National Semiconductor Corp. (a)	480	10,555
Novellus Systems, Inc. (a)	1,300	40,872
PMC-Sierra, Inc. (a)	400	5,740
Samsung Electronics Co. Ltd.	25	10,329
		144,317
Software - 1.5%
BEA Systems, Inc. (a)	900	7,398
Microsoft Corp.	2,880	82,253
		89,651
TOTAL INFORMATION TECHNOLOGY		557,758
MATERIALS - 6.7%
Chemicals - 2.8%
Dow Chemical Co.	1,530	62,271
E.I. du Pont de Nemours & Co.	1,100	48,862
Lyondell Chemical Co.	1,200	20,868
Millennium Chemicals, Inc.	1,300	22,516
Olin Corp.	600	10,572
		165,089
Containers & Packaging - 1.3%
Ball Corp.	200	14,410
Bemis Co., Inc.	300	8,475
Owens-Illinois, Inc. (a)	1,300	21,788

	Shares	Value (Note 1)
Packaging Corp. of America	600	$ 14,340
Smurfit-Stone Container Corp. (a)	900	17,955
		76,968
Metals & Mining - 2.4%
Alcoa, Inc.	700	23,121
Freeport-McMoRan Copper & Gold, Inc. Class B	400	13,260
GrafTech International Ltd. (a)	400	4,184
Massey Energy Co.	800	22,568
Newmont Mining Corp.	250	9,690
Nucor Corp.	690	52,964
Phelps Dodge Corp.	200	15,502
		141,289
Paper & Forest Products - 0.2%
Bowater, Inc.	300	12,477
TOTAL MATERIALS		395,823
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 3.7%
Citizens Communications Co. (a)	400	4,840
Covad Communications Group, Inc. (a)	7,100	17,040
SBC Communications, Inc.	4,700	113,975
Telefonos de Mexico SA de CV sponsored ADR	200	6,654
Verizon Communications, Inc.	2,100	75,999
		218,508
Wireless Telecommunication Services - 0.7%
Crown Castle International Corp. (a)	900	13,275
Nextel Communications, Inc. Class A (a)	550	14,663
Nextel Partners, Inc. Class A (a)	500	7,960
Western Wireless Corp. Class A (a)	200	5,782
		41,680
TOTAL TELECOMMUNICATION SERVICES		260,188
UTILITIES - 2.4%
Electric Utilities - 2.1%
Entergy Corp.	400	22,404
FirstEnergy Corp.	500	18,705
PG&E Corp. (a)	900	25,146
PPL Corp.	300	13,770
Southern Co.	340	9,911
TXU Corp.	500	20,255
Westar Energy, Inc.	600	11,946
		122,137
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Multi-Utilities & Unregulated Power - 0.3%
AES Corp. (a)	1,700	$ 16,881
Public Service Enterprise Group, Inc.	100	4,003
		20,884
TOTAL UTILITIES		143,021
TOTAL COMMON STOCKS (Cost $5,259,392)		5,864,278
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.1%, dated 6/30/04 due 7/1/04) (Cost $27,000)	$ 27,001	27,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $5,286,392)	5,891,278
NET OTHER ASSETS - (0.3)%	(17,168)
NET ASSETS - 100%	$ 5,874,110
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,000 or 0.0% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $3,753,116 and $3,759,626, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $387 for the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Value Leaders Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $27,000) (cost $5,286,392) - See accompanying schedule		$ 5,891,278
Cash		567
Foreign currency held at value (cost $16)		16
Receivable for investments sold		206,989
Dividends receivable		4,368
Prepaid expenses		12
Receivable from investment adviser for expense reductions		4,413
Other receivables		372
Total assets		6,108,015

Liabilities
Payable for investments purchased	$ 212,570
Accrued management fee	2,768
Distribution fees payable	624
Other affiliated payables	3,071
Other payables and accrued expenses	14,872
Total liabilities		233,905

Net Assets		$ 5,874,110
Net Assets consist of:
Paid in capital		$ 5,077,769
Undistributed net investment income		11,744
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		179,711
Net unrealized appreciation (depreciation) on investments		604,886
Net Assets		$ 5,874,110
Initial Class: Net Asset Value, offering price and redemption price per share ($1,764,629 ÷ 152,049 shares)		$ 11.61

Service Class: Net Asset Value, offering price and redemption price per share ($1,762,786 ÷ 152,051 shares)		$ 11.59

Service Class 2: Net Asset Value, offering price and redemption price per share ($2,346,695 ÷ 202,736 shares)		$ 11.58

Statement of Operations

Six months ended June 30, 2004 (Unaudited)

Investment Income
Dividends		$ 43,225
Interest		88
Total income		43,313

Expenses
Management fee	$ 16,514
Transfer agent fees	1,875
Distribution fees	3,729
Accounting fees and expenses	16,500
Non-interested trustees' compensation	14
Custodian fees and expenses	9,476
Audit	17,470
Legal	36
Miscellaneous	49
Total expenses before reductions	65,663
Expense reductions	(34,094)	31,569
Net investment income (loss)		11,744
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	201,646
Foreign currency transactions	65
Total net realized gain (loss)		201,711
Change in net unrealized appreciation (depreciation) on: Investment securities	39,746
Assets and liabilities in foreign currencies	(38)
Total change in net unrealized appreciation (depreciation)		39,708
Net gain (loss)		241,419
Net increase (decrease) in net assets resulting from operations		$ 253,163

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fideility Variable Insurance Products: Value Leaders Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	For the period June 17, 2003 (commencement of operations) to December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,744	$ 17,703
Net realized gain (loss)	201,711	38,036
Change in net unrealized appreciation (depreciation)	39,708	565,178
Net increase (decrease) in net assets resulting from operations	253,163	620,917
Distributions to shareholders from net investment income	-	(20,000)
Distributions to shareholders from net realized gain	(52,738)	(5,000)
Total distributions	(52,738)	(25,000)
Share transactions - net increase (decrease)	52,738	5,025,030
Total increase (decrease) in net assets	253,163	5,620,947

Net Assets
Beginning of period	5,620,947	-
End of period (including undistributed net investment income of $11,744 and $0, respectively)	$ 5,874,110	$ 5,620,947
Other Information:
Share Transactions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	-	-	-
Reinvested	1,369	1,370	1,828
Redeemed	-	-	-
Net increase (decrease)	1,369	1,370	1,828
Dollars Sold	$ -	$ -	$ -
Reinvested	15,821	15,822	21,095
Redeemed	-	-	-
Net increase (decrease)	$ 15,821	$ 15,822	$ 21,095
Share Transactions	Year ended December 31, 2003A
	Initial Class	Service Class	Service Class 2
Shares Sold	150,001	150,001	200,001
Reinvested	679	680	907
Redeemed	-	-	-
Net increase (decrease)	150,680	150,681	200,908
Dollars Sold	$ 1,500,010	$ 1,500,010	$ 2,000,010
Reinvested	7,500	7,500	10,000
Redeemed	-	-	-
Net increase (decrease)	$ 1,507,510	$ 1,507,510	$ 2,010,010
Distributions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net realized gain	$ 15,821	$ 15,822	$ 21,095
Year ended December 31, 2003A
	Initial Class	Service Class	Service Class 2
From net investment income	$ 6,000	$ 6,000	$ 8,000
From net realized gain	1,500	1,500	2,000
Total	$ 7,500	$ 7,500	$ 10,000

A For the period June 17, 2003 (commencement of operations) to December 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Value Leaders Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2004	Year ended December 31,
	(Unaudited)	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.20	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.04
Net realized and unrealized gain (loss)	.49	1.21
Total from investment operations	.52	1.25
Distributions from net investment income	-	(.04)
Distributions from net realized gain	(.11)	(.01)
Total distributions	(.11)	(.05)
Net asset value, end of period	$ 11.61	$ 11.20
Total Return B,C,D	4.60%	12.51%
Ratios to Average Net Assets G
Expenses before expense reductions	2.16% A	3.63% A
Expenses net of voluntary waivers, if any	1.00%A	1.06% A
Expenses net of all reductions	.97%A	1.04% A
Net investment income (loss)	.54%A	.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,765	$ 1,687
Portfolio turnover rate	131%A	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period June 17, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2004	Year ended December 31,
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.19	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.02	.04
Net realized and unrealized gain (loss)	.49	1.20
Total from investment operations	.51	1.24
Distributions from net investment income	-	(.04)
Distributions from net realized gain	(.11)	(.01)
Total distributions	(.11)	(.05)
Net asset value, end of period	$ 11.59	$ 11.19
Total ReturnB,C,D	4.52%	12.41%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.26%A	3.73%A
Expenses net of voluntary waivers, if any	1.10%A	1.16%A
Expenses net of all reductions	1.07%A	1.14%A
Net investment income (loss)	.44%A	.68%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,763	$ 1,687
Portfolio turnover rate	131%A	119%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period June 17, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2004	Year ended December 31,
	(Unaudited)	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.18	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.02	.03
Net realized and unrealized gain (loss)	.49	1.20
Total from investment operations	.51	1.23
Distributions from net investment income	-	(.04)
Distributions from net realized gain	(.11)	(.01)
Total distributions	(.11)	(.05)
Net asset value, end of period	$ 11.58	$ 11.18
Total ReturnB,C,D	4.52%	12.31%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.41% A	3.88% A
Expenses net of voluntary waivers, if any	1.25% A	1.32% A
Expenses net of all reductions	1.22% A	1.29% A
Net investment income (loss)	.29% A	.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,347	$ 2,247
Portfolio turnover rate	131% A	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period June 17, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Value Leaders Portfolio

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Value Leaders Portfolio (the fund) is a fund of Variable Insurance Products Fund IV (the trust) (referred to in this report as Fidelity Variable Insurance Products: Value Leaders Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 713,828	|
Unrealized depreciation	(134,910)
Net unrealized appreciation (depreciation)	$ 578,918
Cost for federal income tax purposes	$ 5,312,360

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 862	|
Service Class 2	2,867
	$ 3,729

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets.

For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 563	|
Service Class	563
Service Class 2	749	|
	$ 1,875	|

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Value Leaders Portfolio

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Initial Class	1.00%	$ 9,974
Service Class	1.10%	9,966
Service Class 2	1.25%	13,271
		$ 33,211

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $875 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $8.

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VVL-SANN-0804
1.788834.101

Fidelity® Variable Insurance Products
Sector Funds

Consumer Industries Portfolio

Cyclical Industries Portfolio

Financial Services Portfolio

Health Care Portfolio

Natural Resources Portfolio

Technology Portfolio

Telecommunications & Utilities Growth Portfolio

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Consumer Industries Portfolio	3 4 7	Investment Summary Investments Financial Statements
Cyclical Industries Portfolio	9 10 14	Investment Summary Investments Financial Statements
Financial Services Portfolio	16 17 20	Investment Summary Investments Financial Statements
Health Care Portfolio	22 23 25	Investment Summary Investments Financial Statements
Natural Resources Portfolio	27 28 30	Investment Summary Investments Financial Statements
Technology Portfolio	32 33 36	Investment Summary Investments Financial Statements
Telecommunications & Utilities Growth Portfolio	38 39 40	Investment Summary Investments Financial Statements
Notes to Financial Statements	42	Notes to the Financial Statements

For a free copy of the fund's proxy voting guidelines call 800-221-5207 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC,
Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

Fidelity Variable Insurance Products: Consumer Industries Portfolio

Investment Summary

Top Five Stocks as of June 30, 2004
% of fund's net assets
Viacom, Inc. Class B (non-vtg.)	6.6
Fox Entertainment Group, Inc. Class A	5.1
Univision Communications, Inc. Class A	4.2
Home Depot, Inc.	3.5
Standard Pacific Corp.	2.9
22.3
Top Industries as of June 30, 2004
% of fund's net assets
Media	37.1%
Hotels, Restaurants & Leisure	13.5%
Specialty Retail	9.9%
Household Durables	7.0%
Multiline Retail	4.9%
All Others*	27.6%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Variable Insurance Products: Consumer Industries Portfolio

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (Note 1)
AUTOMOBILES - 2.3%
Automobile Manufacturers - 0.8%
Thor Industries, Inc.	2,700	$ 90,342
Motorcycle Manufacturers - 1.5%
Harley-Davidson, Inc.	2,500	154,850
TOTAL AUTOMOBILES		245,192
BEVERAGES - 1.0%
Soft Drinks - 1.0%
PepsiCo, Inc.	2,000	107,760
The Coca-Cola Co.	30	1,514
		109,274
COMMERCIAL SERVICES & SUPPLIES - 2.2%
Diversified Commercial Services - 2.2%
Cendant Corp.	7,700	188,496
Strayer Education, Inc.	400	44,628
		233,124
FOOD & STAPLES RETAILING - 2.0%
Drug Retail - 0.7%
CVS Corp.	1,800	75,636
Food Retail - 0.2%
Whole Foods Market, Inc.	200	19,090
Hypermarkets & Super Centers - 1.1%
Costco Wholesale Corp.	2,900	119,103
Wal-Mart Stores, Inc.	80	4,221
		123,324
TOTAL FOOD & STAPLES RETAILING		218,050
FOOD PRODUCTS - 3.5%
Agricultural Products - 1.0%
Bunge Ltd.	1,400	54,516
Fresh Del Monte Produce, Inc.	1,900	48,013
		102,529
Packaged Foods & Meats - 2.5%
Dean Foods Co. (a)	2,740	102,229
Smithfield Foods, Inc. (a)	4,500	132,300
SunOpta, Inc. (a)	1,800	15,437
The J.M. Smucker Co.	500	22,955
		272,921
TOTAL FOOD PRODUCTS		375,450
HOTELS, RESTAURANTS & LEISURE - 13.5%
Casinos & Gaming - 1.4%
Caesars Entertainment, Inc. (a)	2,000	30,000
MGM MIRAGE (a)	2,500	117,350
		147,350

	Shares	Value (Note 1)
Hotels, Resorts & Cruise Lines - 6.1%
Carnival Corp. unit	3,400	$ 159,800
Hilton Hotels Corp.	4,500	83,970
Kerzner International Ltd. (a)	600	28,536
Royal Caribbean Cruises Ltd.	4,200	182,322
Starwood Hotels & Resorts Worldwide, Inc. unit	3,200	143,520
Wyndham International, Inc. Class A (a)	53,300	53,300
		651,448
Restaurants - 6.0%
Brinker International, Inc. (a)	1,930	65,852
CBRL Group, Inc.	700	21,595
Krispy Kreme Doughnuts, Inc. (a)	2,700	51,543
McDonald's Corp.	10,010	260,260
Outback Steakhouse, Inc.	2,680	110,845
Wendy's International, Inc.	1,480	51,563
Yum! Brands, Inc.	2,200	81,884
		643,542
TOTAL HOTELS, RESTAURANTS & LEISURE		1,442,340
HOUSEHOLD DURABLES - 7.0%
Homebuilding - 7.0%
Centex Corp.	600	27,450
D.R. Horton, Inc.	1,600	45,440
Pulte Homes, Inc.	3,700	192,511
Standard Pacific Corp.	6,200	305,660
Toll Brothers, Inc. (a)	4,100	173,512
		744,573
HOUSEHOLD PRODUCTS - 2.6%
Household Products - 2.6%
Colgate-Palmolive Co.	2,200	128,590
Kimberly-Clark Corp.	640	42,163
Procter & Gamble Co.	1,940	105,614
		276,367
INTERNET & CATALOG RETAIL - 1.2%
Internet Retail - 1.2%
Amazon.com, Inc. (a)	2,400	130,560
INTERNET SOFTWARE & SERVICES - 4.3%
Internet Software & Services - 4.3%
iVillage, Inc. (a)	100	635
Sina Corp. (a)	3,700	122,063
Sohu.com, Inc. (a)	5,000	99,400
Yahoo!, Inc. (a)	6,364	231,204
		453,302
LEISURE EQUIPMENT & PRODUCTS - 2.9%
Leisure Products - 2.9%
Brunswick Corp.	4,100	167,280
Common Stocks - continued
	Shares	Value (Note 1)
LEISURE EQUIPMENT & PRODUCTS - CONTINUED
Leisure Products - continued
MarineMax, Inc. (a)	1,400	$ 40,152
Polaris Industries, Inc.	2,200	105,600
		313,032
MEDIA - 37.1%
Advertising - 3.0%
JC Decaux SA (a)	3,300	70,794
Lamar Advertising Co. Class A (a)	2,670	115,745
Omnicom Group, Inc.	1,700	129,013
		315,552
Broadcasting & Cable TV - 16.1%
Citadel Broadcasting Corp.	8,500	123,845
Clear Channel Communications, Inc.	8,240	304,468
Comcast Corp.:
Class A (a)	3,000	84,090
Class A (special) (a)	2,870	79,241
Cumulus Media, Inc. Class A (a)	3,800	63,878
E.W. Scripps Co. Class A	600	63,000
EchoStar Communications Corp. Class A (a)	3,000	92,250
Entercom Communications Corp. Class A (a)	1,600	59,680
Liberty Media Corp. Class A (a)	20,310	182,587
Liberty Media International, Inc. Class A (a)	1,015	37,657
Radio One, Inc. Class D (non-vtg.) (a)	7,500	120,075
Salem Communications Corp. Class A (a)	715	19,398
Spanish Broadcasting System, Inc. Class A (a)	2,820	26,254
Univision Communications, Inc. Class A (a)	14,000	447,020
Westwood One, Inc. (a)	900	21,420
		1,724,863
Movies & Entertainment - 15.7%
Fox Entertainment Group, Inc. Class A (a)	20,340	543,078
News Corp. Ltd. sponsored ADR	5,800	190,704
Time Warner, Inc. (a)	5,700	100,206
Viacom, Inc.:
Class A	3,800	138,130
Class B (non-vtg.)	19,670	702,612
		1,674,730
Publishing - 2.3%
Belo Corp. Series A	1,000	26,850
Gannett Co., Inc.	1,780	151,033
Tribune Co.	1,600	72,864
		250,747
TOTAL MEDIA		3,965,892

	Shares	Value (Note 1)
MULTILINE RETAIL - 4.9%
Department Stores - 2.2%
Federated Department Stores, Inc.	1,100	$ 54,010
JCPenney Co., Inc.	2,100	79,296
Nordstrom, Inc.	2,200	93,742
Saks, Inc.	600	9,000
		236,048
General Merchandise Stores - 2.7%
Big Lots, Inc. (a)	1,800	26,028
Family Dollar Stores, Inc.	1,860	56,581
Target Corp.	4,900	208,103
		290,712
TOTAL MULTILINE RETAIL		526,760
REAL ESTATE - 0.3%
Real Estate Investment Trusts - 0.3%
MeriStar Hospitality Corp. (a)	5,000	34,200
SPECIALTY RETAIL - 9.9%
Apparel Retail - 3.4%
American Eagle Outfitters, Inc. (a)	5,000	144,550
AnnTaylor Stores Corp. (a)	900	26,082
Foot Locker, Inc.	2,700	65,718
Gap, Inc.	3,900	94,575
Limited Brands, Inc.	1,830	34,221
		365,146
Computer & Electronics Retail - 0.4%
Best Buy Co., Inc.	900	45,666
Home Improvement Retail - 3.8%
Home Depot, Inc.	10,510	369,952
Lowe's Companies, Inc.	700	36,785
		406,737
Specialty Stores - 2.3%
Office Depot, Inc. (a)	3,200	57,312
PETsMART, Inc.	1,000	32,450
Staples, Inc.	3,000	87,930
Toys 'R' Us, Inc. (a)	1,800	28,674
West Marine, Inc. (a)	1,300	34,905
		241,271
TOTAL SPECIALTY RETAIL		1,058,820
TEXTILES APPAREL & LUXURY GOODS - 1.9%
Apparel, Accessories & Luxury Goods - 1.6%
Coach, Inc. (a)	900	40,671
Kenneth Cole Productions, Inc. Class A	600	20,562
Liz Claiborne, Inc.	1,600	57,568
Polo Ralph Lauren Corp. Class A	1,500	51,675
		170,476
Common Stocks - continued
	Shares	Value (Note 1)
TEXTILES APPAREL & LUXURY GOODS - CONTINUED
Footwear - 0.3%
NIKE, Inc. Class B	400	$ 30,300
TOTAL TEXTILES APPAREL & LUXURY GOODS		200,776
TOTAL COMMON STOCKS (Cost $9,803,583)		10,327,712
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 1.16% (b) (Cost $433,303)	433,303	433,303
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $10,236,886)	10,761,015
NET OTHER ASSETS - (0.7)%	(74,341)
NET ASSETS - 100%	$ 10,686,674
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $9,533,075 and $9,510,223, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $528 for the period.
Income Tax Information
At December 31, 2003, the fund had a capital loss carryforward of approximately $2,871,000 of which $127,000, $2,062,000 and $682,000 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Consumer Industries Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $10,236,886) - See accompanying schedule		$ 10,761,015
Receivable for investments sold		8,329
Dividends receivable		4,165
Interest receivable		154
Prepaid expenses		25
Other receivables		580
Total assets		10,774,268

Liabilities
Payable for investments purchased	$ 22,538
Payable for fund shares redeemed	41,771
Accrued management fee	5,249
Other affiliated payables	3,088
Other payables and accrued expenses	14,948
Total liabilities		87,594

Net Assets		$ 10,686,674
Net Assets consist of:
Paid in capital		$ 12,160,168
Accumulated net investment loss		(27,380)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,970,243)
Net unrealized appreciation (depreciation) on investments		524,129
Net Assets, for 1,051,085 shares outstanding		$ 10,686,674
Net Asset Value, offering price and redemption price per share ($10,686,674 ÷ 1,051,085 shares)		$ 10.17

Statement of Operations

Six months ended June 30, 2004 (Unaudited)

Investment Income
Dividends		$ 43,193
Interest		1,211
Total income		44,404

Expenses
Management fee	$ 31,773
Transfer agent fees	5,387
Accounting fees and expenses	15,001
Non-interested trustees' compensation	26
Custodian fees and expenses	2,977
Audit	18,025
Legal	468
Miscellaneous	415
Total expenses before reductions	74,072
Expense reductions	(2,288)	71,784
Net investment income (loss)		(27,380)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	951,467
Foreign currency transactions	(1)
Total net realized gain (loss)		951,466
Change in net unrealized appreciation (depreciation) on investment securities		(945,164)
Net gain (loss)		6,302
Net increase (decrease) in net assets resulting from operations		$ (21,078)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Consumer Industries Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (27,380)	$ (34,989)
Net realized gain (loss)	951,466	(424,475)
Change in net unrealized appreciation (depreciation)	(945,164)	2,652,701
Net increase (decrease) in net assets resulting from operations	(21,078)	2,193,237
Share transactions Net proceeds from sales of shares	1,251,363	2,064,591
Cost of shares redeemed	(1,504,145)	(5,477,315)
Net increase (decrease) in net assets resulting from share transactions	(252,782)	(3,412,724)
Redemption fees	1,817	1,846
Total increase (decrease) in net assets	(272,043)	(1,217,641)

Net Assets
Beginning of period	10,958,717	12,176,358
End of period (including accumulated net investment loss of $27,380 and undistributed net investment income of $0, respectively)	$ 10,686,674	$ 10,958,717
Other Information Shares
Sold	120,782	223,933
Redeemed	(147,291)	(643,510)
Net increase (decrease)	(26,509)	(419,577)

Financial Highlights

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.17	$ 8.13	$ 9.72	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.03)	(.03)	.01
Net realized and unrealized gain (loss)	.03	2.07	(1.56)	(.29)
Total from investment operations	.00	2.04	(1.59)	(.28)
Distributions from net investment income	-	-	(.01)	-
Redemption fees added to paid in capital E	- H	- H	.01	- H
Net asset value, end of period	$ 10.17	$ 10.17	$ 8.13	$ 9.72
Total Return B, C, D	.00%	25.09%	(16.27)%	(2.80)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.34% A	1.72%	1.30%	2.61% A
Expenses net of voluntary waivers, if any	1.34% A	1.50%	1.30%	1.50% A
Expenses net of all reductions	1.30% A	1.46%	1.27%	1.48% A
Net investment income (loss)	(.50)% A	(.34)%	(.29)%	.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,687	$ 10,959	$ 12,176	$ 7,989
Portfolio turnover rate	177% A	108%	129%	162% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 18, 2001 (commencement of operations) to December 31, 2001.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Cyclical Industries Portfolio

Consumer Industries Portfolio

Investment Summary

Top Five Stocks as of June 30, 2004
% of fund's net assets
General Electric Co.	6.9
Tyco International Ltd.	6.8
3M Co.	5.6
Honeywell International, Inc.	4.7
The Boeing Co.	4.1
28.1
Top Industries as of June 30, 2004
% of fund's net assets
Industrial Conglomerates	19.5%
Aerospace & Defense	16.3%
Chemicals	13.5%
Machinery	10.4%
Air Freight & Logistics	4.6%
All Others*	35.7%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Variable Insurance Products: Cyclical Industries Portfolio

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.2%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 16.3%
Aerospace & Defense - 16.3%
Bombardier, Inc. Class B (sub. vtg.)	700	$ 2,110
DRS Technologies, Inc. (a)	100	3,190
EADS NV	2,171	60,581
EDO Corp.	500	12,060
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	1,300	37,167
Goodrich Corp.	5,200	168,116
Honeywell International, Inc.	30,800	1,128,204
Lockheed Martin Corp.	13,070	680,686
Northrop Grumman Corp.	4,658	250,135
Precision Castparts Corp.	3,500	191,415
Raytheon Co.	3,100	110,887
Rockwell Collins, Inc.	20	666
The Boeing Co.	19,310	986,548
United Defense Industries, Inc. (a)	8,700	304,500
		3,936,265
AIR FREIGHT & LOGISTICS - 4.6%
Air Freight & Logistics - 4.6%
C.H. Robinson Worldwide, Inc.	950	43,548
CNF, Inc.	5,000	207,800
Dynamex, Inc. (a)	7,525	104,673
FedEx Corp.	3,800	310,422
United Parcel Service, Inc. Class B	2,300	172,891
UTI Worldwide, Inc.	5,083	267,823
		1,107,157
AIRLINES - 2.0%
Airlines - 2.0%
Alaska Air Group, Inc. (a)	1,000	23,870
AMR Corp. (a)	500	6,055
Continental Airlines, Inc. Class B (a)	15,900	180,783
Frontier Airlines, Inc. (a)	40	435
Southwest Airlines Co.	15,800	264,966
		476,109
AUTO COMPONENTS - 2.5%
Auto Parts & Equipment - 2.5%
American Axle & Manufacturing Holdings, Inc.	900	32,724
Autoliv, Inc.	3,000	126,600
BorgWarner, Inc.	1,000	43,770
Delphi Corp.	5,700	60,876
Gentex Corp.	1,700	67,456
Johnson Controls, Inc.	3,800	202,844
Lear Corp.	1,000	58,990
		593,260

	Shares	Value (Note 1)
Tires & Rubber - 0.0%
Goodyear Tire & Rubber Co. (a)	100	$ 909
TOTAL AUTO COMPONENTS		594,169
AUTOMOBILES - 0.4%
Automobile Manufacturers - 0.4%
Bayerische Motoren Werke AG (BMW)	2,304	102,198
BUILDING PRODUCTS - 1.5%
Building Products - 1.5%
American Standard Companies, Inc. (a)	5,110	205,984
Masco Corp.	5,120	159,642
		365,626
CHEMICALS - 13.5%
Commodity Chemicals - 2.7%
Lyondell Chemical Co.	27,297	474,695
Millennium Chemicals, Inc.	8,920	154,494
Spartech Corp.	800	20,752
		649,941
Diversified Chemicals - 4.5%
Dow Chemical Co.	18,900	769,230
Eastman Chemical Co.	1,800	83,214
Hercules, Inc. (a)	2,500	30,475
Olin Corp.	5,200	91,624
PPG Industries, Inc.	2,000	124,980
		1,099,523
Fertilizers & Agricultural Chemicals - 1.0%
Monsanto Co.	4,100	157,850
Potash Corp. of Saskatchewan	800	77,007
		234,857
Industrial Gases - 2.9%
Air Products & Chemicals, Inc.	6,200	325,190
Airgas, Inc.	4,100	98,031
Praxair, Inc.	7,100	283,361
		706,582
Specialty Chemicals - 2.4%
Cytec Industries, Inc.	2,900	131,805
Ecolab, Inc.	3,700	117,290
Ferro Corp.	3,930	104,852
Minerals Technologies, Inc.	200	11,600
PolyOne Corp. (a)	18,630	138,607
Rohm & Haas Co.	1,600	66,528
		570,682
TOTAL CHEMICALS		3,261,585
COMMERCIAL SERVICES & SUPPLIES - 2.8%
Environmental Services - 1.9%
Allied Waste Industries, Inc. (a)	6,900	90,942
Republic Services, Inc.	1,150	33,281
Common Stocks - continued
	Shares	Value (Note 1)
COMMERCIAL SERVICES & SUPPLIES - CONTINUED
Environmental Services - continued
Waste Connections, Inc. (a)	2,600	$ 77,116
Waste Management, Inc.	8,100	248,265
		449,604
Office Services & Supplies - 0.9%
Herman Miller, Inc.	5,500	159,170
HNI Corp.	600	25,398
IKON Office Solutions, Inc.	3,600	41,292
		225,860
TOTAL COMMERCIAL SERVICES & SUPPLIES		675,464
CONSTRUCTION & ENGINEERING - 3.2%
Construction & Engineering - 3.2%
Dycom Industries, Inc. (a)	12,200	341,600
EMCOR Group, Inc. (a)	4,000	175,920
Fluor Corp.	2,900	138,243
Granite Construction, Inc.	4,900	89,327
Jacobs Engineering Group, Inc. (a)	740	29,141
		774,231
CONSTRUCTION MATERIALS - 0.4%
Construction Materials - 0.4%
Eagle Materials, Inc.	20	1,420
Texas Industries, Inc.	2,300	94,691
		96,111
CONTAINERS & PACKAGING - 0.7%
Metal & Glass Containers - 0.6%
Owens-Illinois, Inc. (a)	350	5,866
Pactiv Corp. (a)	5,810	144,901
		150,767
Paper Packaging - 0.1%
Packaging Corp. of America	700	16,730
TOTAL CONTAINERS & PACKAGING		167,497
DIVERSIFIED FINANCIAL SERVICES - 0.1%
Specialized Finance - 0.1%
GATX Corp.	1,100	29,920
ELECTRICAL EQUIPMENT - 1.1%
Electrical Components & Equipment - 1.1%
Baldor Electric Co.	400	9,340
Cooper Industries Ltd. Class A	700	41,587
Emerson Electric Co.	1,700	108,035
Roper Industries, Inc.	1,770	100,713
		259,675
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.8%
Electronic Equipment & Instruments - 0.6%
Cognex Corp.	1,400	53,872

	Shares	Value (Note 1)
Mettler-Toledo International, Inc. (a)	800	$ 39,312
Thermo Electron Corp. (a)	1,510	46,417
		139,601
Electronic Manufacturing Svcs. - 0.1%
Molex, Inc.	1,100	35,288
Technology Distributors - 0.1%
Tech Data Corp. (a)	500	19,565
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		194,454
ENERGY EQUIPMENT & SERVICES - 0.2%
Oil & Gas Equipment & Services - 0.2%
Cooper Cameron Corp. (a)	1,000	48,700
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Health Care Supplies - 0.2%
Millipore Corp. (a)	840	47,351
HOUSEHOLD DURABLES - 2.9%
Consumer Electronics - 0.1%
Harman International Industries, Inc.	200	18,200
Home Furnishings - 0.3%
Leggett & Platt, Inc.	3,000	80,130
Homebuilding - 2.3%
Centex Corp.	1,900	86,925
D.R. Horton, Inc.	4,350	123,540
Hovnanian Enterprises, Inc. Class A (a)	1,900	65,949
Pulte Homes, Inc.	1,900	98,857
Ryland Group, Inc.	1,140	89,148
Standard Pacific Corp.	900	44,370
Toll Brothers, Inc. (a)	1,100	46,552
		555,341
Household Appliances - 0.2%
Black & Decker Corp.	700	43,491
TOTAL HOUSEHOLD DURABLES		697,162
INDUSTRIAL CONGLOMERATES - 19.5%
Industrial Conglomerates - 19.5%
3M Co.	14,960	1,346,550
Carlisle Companies, Inc.	300	18,675
General Electric Co.	51,660	1,673,783
Teleflex, Inc.	300	15,045
Tyco International Ltd.	49,440	1,638,442
		4,692,495
MACHINERY - 10.4%
Construction & Farm Machinery & Heavy Trucks - 4.0%
AGCO Corp. (a)	6,010	122,424
Astec Industries, Inc. (a)	3,800	71,554
Caterpillar, Inc.	4,000	317,760
Cummins, Inc.	3,200	200,000
Navistar International Corp. (a)	1,380	53,489
Oshkosh Truck Co.	920	52,725
Common Stocks - continued
	Shares	Value (Note 1)
MACHINERY - CONTINUED
Construction & Farm Machinery & Heavy Trucks - continued
PACCAR, Inc.	740	$ 42,913
Terex Corp. (a)	600	20,478
Toro Co.	600	42,042
Wabash National Corp. (a)	1,200	33,060
		956,445
Industrial Machinery - 6.4%
Danaher Corp.	1,100	57,035
Dover Corp.	3,600	151,560
IDEX Corp.	2,130	73,166
Ingersoll-Rand Co. Ltd. Class A	2,710	185,120
ITT Industries, Inc.	5,600	464,800
Kennametal, Inc.	337	15,435
Manitowoc Co., Inc.	7,900	267,415
Pall Corp.	4,100	107,379
Pentair, Inc.	3,680	123,795
SPX Corp.	1,500	69,660
Timken Co.	1,100	29,139
		1,544,504
TOTAL MACHINERY		2,500,949
MEDIA - 0.5%
Broadcasting & Cable TV - 0.5%
EchoStar Communications Corp. Class A (a)	3,500	107,625
METALS & MINING - 1.4%
Steel - 1.4%
Nucor Corp.	4,530	347,723
OFFICE ELECTRONICS - 0.4%
Office Electronics - 0.4%
Xerox Corp. (a)	3,200	46,400
Zebra Technologies Corp. Class A (a)	700	60,900
		107,300
OIL & GAS - 1.2%
Oil & Gas Refining & Marketing & Transportation - 1.2%
OMI Corp.	10,000	119,000
Overseas Shipholding Group, Inc.	1,800	79,434
Teekay Shipping Corp.	2,600	97,188
		295,622
ROAD & RAIL - 3.1%
Railroads - 2.9%
Canadian National Railway Co.	4,935	213,693
CSX Corp.	6,220	203,829
Norfolk Southern Corp.	2,960	78,499
Union Pacific Corp.	3,460	205,697
		701,718

	Shares	Value (Note 1)
Trucking - 0.2%
Landstar System, Inc. (a)	240	$ 12,689
Marten Transport Ltd. (a)	300	5,595
P.A.M. Transportation Services, Inc. (a)	950	18,145
USF Corp.	200	7,026
		43,455
TOTAL ROAD & RAIL		745,173
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
Semiconductor Equipment - 0.0%
Cabot Microelectronics Corp. (a)	300	9,183
SPECIALTY RETAIL - 0.2%
Specialty Stores - 0.2%
Advance Auto Parts, Inc. (a)	800	35,344
TRADING COMPANIES & DISTRIBUTORS - 0.3%
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	1,320	75,900
TOTAL COMMON STOCKS (Cost $18,458,226)		21,750,988
Nonconvertible Preferred Stocks - 0.4%

AUTOMOBILES - 0.4%
Automobile Manufacturers - 0.4%
Porsche AG (non-vtg.) (Cost $86,139)	132	88,551
Money Market Funds - 11.5%

Fidelity Cash Central Fund, 1.16% (b) (Cost $2,787,355)	2,787,355	2,787,355
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $21,331,720)	24,626,894
NET OTHER ASSETS - (2.1)%	(515,618)
NET ASSETS - 100%	$ 24,111,276
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $14,955,858 and $13,770,706, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,213 for the period.
Income Tax Information
At December 31, 2003, the fund had a capital loss carryforward of approximately $1,949,000 of which $47,000, $1,537,000 and $365,000 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries Portfolio

Fidelity Variable Insurance Products: Cyclical Industries Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $21,331,720) - See accompanying schedule		$ 24,626,894
Receivable for investments sold		296,274
Receivable for fund shares sold		163,786
Dividends receivable		26,383
Interest receivable		1,559
Prepaid expenses		23
Other receivables		1,268
Total assets		25,116,187

Liabilities
Payable for investments purchased	$ 975,423
Payable for fund shares redeemed	21
Accrued management fee	9,473
Other affiliated payables	3,796
Other payables and accrued expenses	16,198
Total liabilities		1,004,911

Net Assets		$ 24,111,276
Net Assets consist of:
Paid in capital		$ 22,053,957
Undistributed net investment income		23,293
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,260,992)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,295,018
Net Assets, for 1,984,602 shares outstanding		$ 24,111,276
Net Asset Value, offering price and redemption price per share ($24,111,276 ÷ 1,984,602 shares)		$ 12.15

Statement of Operations

Six months ended June 30, 2004 (Unaudited)

Investment Income
Dividends		$ 122,277
Interest		3,921
Total income		126,198

Expenses
Management fee	$ 55,152
Transfer agent fees	8,167
Accounting fees and expenses	15,001
Non-interested trustees' compensation	43
Custodian fees and expenses	8,738
Audit	18,043
Legal	434
Miscellaneous	357
Total expenses before reductions	105,935
Expense reductions	(3,030)	102,905
Net investment income (loss)		23,293
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	913,985
Foreign currency transactions	(127)
Total net realized gain (loss)		913,858
Change in net unrealized appreciation (depreciation) on: Investment securities	612,590
Assets and liabilities in foreign currencies	(139)
Total change in net unrealized appreciation (depreciation)		612,451
Net gain (loss)		1,526,309
Net increase (decrease) in net assets resulting from operations		$ 1,549,602

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Cyclical Industries Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,293	$ 32,891
Net realized gain (loss)	913,858	273,942
Change in net unrealized appreciation (depreciation)	612,451	3,052,010
Net increase (decrease) in net assets resulting from operations	1,549,602	3,358,843
Distributions to shareholders from net investment income	-	(33,211)
Share transactions Net proceeds from sales of shares	9,823,289	11,594,535
Reinvestment of distributions	-	33,211
Cost of shares redeemed	(6,902,142)	(3,630,929)
Net increase (decrease) in net assets resulting from share transactions	2,921,147	7,996,817
Redemption fees	22,530	11,897
Total increase (decrease) in net assets	4,493,279	11,334,346

Net Assets
Beginning of period	19,617,997	8,283,651
End of period (including undistributed net investment income of $23,293 and undistributed net investment income of $0, respectively)	$ 24,111,276	$ 19,617,997
Other Information Shares
Sold	845,939	1,144,472
Issued in reinvestment of distributions	-	2,995
Redeemed	(618,557)	(415,929)
Net increase (decrease)	227,382	731,538

Financial Highlights

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.16	$ 8.08	$ 10.06	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.03	(.01)	.01
Net realized and unrealized gain (loss)	.97	3.06	(1.98)	.04
Total from investment operations	0.98	3.09	(1.99)	.05
Distributions from net investment income	-	(.02)	(.01)	-
Redemption fees added to paid in capital E	.01	.01	.02	.01
Net asset value, end of period	$ 12.15	$ 11.16	$ 8.08	$ 10.06
Total Return B, C, D	8.87%	38.37%	(19.60)%	.60%
Ratios to Average Net Assets G
Expenses before expense reductions	1.11% A	1.85%	1.44%	2.70% A
Expenses net of voluntary waivers, if any	1.11% A	1.50%	1.44%	1.50% A
Expenses net of all reductions	1.08% A	1.47%	1.42%	1.50% A
Net investment income (loss)	.24% A	.35%	(.06)%	.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,111	$ 19,618	$ 8,284	$ 10,290
Portfolio turnover rate	146% A	117%	143%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 18, 2001 (commencement of operations) to December 31, 2001.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries Portfolio

Fidelity Variable Insurance Products: Financial Services Portfolio

Investment Summary

Top Five Stocks as of June 30, 2004
% of fund's net assets
Bank of America Corp.	7.6
American International Group, Inc.	6.3
Citigroup, Inc.	5.0
MBNA Corp.	3.6
Fannie Mae	3.5
26.0
Top Industries as of June 30, 2004
% of fund's net assets
Insurance	27.6%
Commercial Banks	23.9%
Capital Markets	15.9%
Consumer Finance	10.4%
Thrifts & Mortgage Finance	9.8%
All Others*	12.4%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Variable Insurance Products: Financial Services Portfolio

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (Note 1)
CAPITAL MARKETS - 15.9%
Asset Management & Custody Banks - 4.7%
American Capital Strategies Ltd.	7,300	$ 204,546
Bank of New York Co., Inc.	11,050	325,754
Federated Investors, Inc. Class B (non-vtg.)	6,380	193,569
Franklin Resources, Inc.	3,700	185,296
Investors Financial Services Corp.	3,570	155,581
Janus Capital Group, Inc.	6,900	113,781
Mellon Financial Corp.	6,140	180,086
National Financial Partners Corp.	100	3,527
Northern Trust Corp.	8,550	361,494
Waddell & Reed Financial, Inc. Class A	5,510	121,826
		1,845,460
Diversified Capital Markets - 2.0%
J.P. Morgan Chase & Co.	20,340	788,582
Investment Banking & Brokerage - 9.2%
Ameritrade Holding Corp. (a)	35,600	404,060
Bear Stearns Companies, Inc.	1,780	150,072
E*TRADE Financial Corp. (a)	19,400	216,310
Goldman Sachs Group, Inc.	5,540	521,646
LaBranche & Co., Inc.	2,230	18,777
Lehman Brothers Holdings, Inc.	4,380	329,595
Merrill Lynch & Co., Inc.	16,400	885,272
Morgan Stanley	21,010	1,108,698
Piper Jaffray Companies (a)	183	8,277
		3,642,707
TOTAL CAPITAL MARKETS		6,276,749
COMMERCIAL BANKS - 23.9%
Diversified Banks - 19.5%
Banco Popolare di Verona e Novara	8,000	137,766
Bank of America Corp.	35,648	3,016,534
Bank One Corp.	22,120	1,128,120
Mitsubishi Tokyo Financial Group, Inc. (MTFG) sponsored ADR	15,000	140,550
National Bank of Canada	5,600	180,523
Royal Bank of Canada	4,160	184,407
U.S. Bancorp, Delaware	27,300	752,388
Wachovia Corp.	23,372	1,040,054
Wells Fargo & Co.	19,600	1,121,708
		7,702,050
Regional Banks - 4.4%
Bank of the Ozarks, Inc.	1,508	35,136
Banknorth Group, Inc.	2,500	81,200
BB&T Corp.	2,900	107,213
Cathay General Bancorp	2,400	160,080
City National Corp.	800	52,560
East West Bancorp, Inc.	7,800	239,460
Hanmi Financial Corp.	4,300	126,850
Mercantile Bankshares Corp.	1,200	56,184
National Commerce Financial Corp.	4,400	143,000

	Shares	Value (Note 1)
North Fork Bancorp, Inc., New York	2,760	$ 105,018
Silicon Valley Bancshares (a)	600	23,790
Synovus Financial Corp.	100	2,532
TCF Financial Corp.	1,300	75,465
UCBH Holdings, Inc.	11,200	442,624
Valley National Bancorp	18	455
Zions Bancorp	1,500	92,175
		1,743,742
TOTAL COMMERCIAL BANKS		9,445,792
COMMERCIAL SERVICES & SUPPLIES - 0.9%
Diversified Commercial Services - 0.9%
Asset Acceptance Capital Corp.	15,848	269,416
Portfolio Recovery Associates, Inc. (a)	3,200	88,224
		357,640
CONSUMER FINANCE - 10.4%
Consumer Finance - 10.4%
American Express Co.	21,540	1,106,725
AmeriCredit Corp. (a)	14,100	275,373
Asta Funding, Inc.	5,900	102,660
Capital One Financial Corp.	11,600	793,208
First Marblehead Corp.	3,700	148,962
MBNA Corp.	55,305	1,426,316
SLM Corp.	6,740	272,633
		4,125,877
DIVERSIFIED FINANCIAL SERVICES - 6.5%
Other Diversifed Financial Services - 5.2%
Citigroup, Inc.	42,612	1,981,458
Principal Financial Group, Inc.	2,700	93,906
		2,075,364
Specialized Finance - 1.3%
CIT Group, Inc.	13,000	497,770
TOTAL DIVERSIFIED FINANCIAL SERVICES		2,573,134
INDUSTRIAL CONGLOMERATES - 0.8%
Industrial Conglomerates - 0.8%
General Electric Co.	9,800	317,520
INSURANCE - 27.6%
Insurance Brokers - 1.0%
Aon Corp.	4,500	128,115
Marsh & McLennan Companies, Inc.	5,700	258,666
		386,781
Life & Health Insurance - 4.2%
AFLAC, Inc.	8,300	338,723
Lincoln National Corp.	500	23,625
MetLife, Inc.	17,310	620,564
Protective Life Corp.	1,200	46,404
StanCorp Financial Group, Inc.	1,800	120,600
Sun Life Financial, Inc.	11,390	327,978
Common Stocks - continued
	Shares	Value (Note 1)
INSURANCE - CONTINUED
Life & Health Insurance - continued
Torchmark Corp.	1,400	$ 75,320
UnumProvident Corp.	7,300	116,070
		1,669,284
Multi-Line Insurance - 8.3%
American International Group, Inc.	34,810	2,481,257
Hartford Financial Services Group, Inc.	10,660	732,768
HCC Insurance Holdings, Inc.	2,220	74,170
		3,288,195
Property & Casualty Insurance - 10.2%
ACE Ltd.	12,750	539,070
Allstate Corp.	4,540	211,337
AMBAC Financial Group, Inc.	5,210	382,622
Berkshire Hathaway, Inc. Class B (a)	321	948,555
Cincinnati Financial Corp.	2,845	123,814
Fidelity National Financial, Inc.	5,942	221,874
MBIA, Inc.	5,360	306,163
Old Republic International Corp.	5,990	142,083
The Chubb Corp.	6,700	456,806
W.R. Berkley Corp.	5,900	253,405
XL Capital Ltd. Class A	6,200	467,852
		4,053,581
Reinsurance - 3.9%
Arch Capital Group Ltd. (a)	2,100	83,748
Endurance Specialty Holdings Ltd.	17,260	600,648
Everest Re Group Ltd.	3,300	265,188
Montpelier Re Holdings Ltd.	1,800	62,910
PartnerRe Ltd.	3,200	181,536
RenaissanceRe Holdings Ltd.	5,330	287,554
Scottish Re Group Ltd.	2,200	51,150
		1,532,734
TOTAL INSURANCE		10,930,575
IT SERVICES - 1.2%
Data Processing & Outsourced Services - 1.2%
DST Systems, Inc. (a)	3,700	177,933
Paychex, Inc.	4,200	142,296
The BISYS Group, Inc. (a)	10,600	149,036
		469,265
REAL ESTATE - 2.5%
Real Estate Investment Trusts - 2.5%
Apartment Investment & Management Co. Class A	10,130	315,347
CBL & Associates Properties, Inc.	900	49,500
Duke Realty Corp.	1,830	58,212
Equity Residential (SBI)	2,390	71,055
Federal Realty Investment Trust (SBI)	580	24,122
Healthcare Realty Trust, Inc.	3,600	134,928
Manufactured Home Communities, Inc.	1,000	33,190

	Shares	Value (Note 1)
Reckson Associates Realty Corp.	1,800	$ 49,428
Simon Property Group, Inc.	4,200	215,964
The Mills Corp.	700	32,690
Vornado Realty Trust	60	3,427
		987,863
THRIFTS & MORTGAGE FINANCE - 9.8%
Thrifts & Mortgage Finance - 9.8%
Countrywide Financial Corp.	4,689	329,402
Doral Financial Corp.	50	1,725
Fannie Mae	19,550	1,395,088
Golden West Financial Corp., Delaware	3,700	393,495
Greenpoint Financial Corp.	2,100	83,370
MGIC Investment Corp.	2,900	219,994
NetBank, Inc.	11,440	125,039
New York Community Bancorp, Inc.	8,133	159,651
Radian Group, Inc.	3,625	173,638
Sovereign Bancorp, Inc.	36,190	799,799
The PMI Group, Inc.	2,300	100,096
W Holding Co., Inc.	2,400	41,208
Washington Mutual, Inc.	1,000	38,640
		3,861,145
TOTAL COMMON STOCKS (Cost $32,992,590)		39,345,560
Money Market Funds - 0.1%

Fidelity Securities Lending Cash Central Fund, 1.18% (b) (Cost $19,250)	19,250	19,250
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $33,011,840)	39,364,810
NET OTHER ASSETS - 0.4%	177,828
NET ASSETS - 100%	$ 39,542,638
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $22,892,373 and $23,813,750, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $688 for the period.
Income Tax Information
At December 31, 2003, the fund had a capital loss carryforward of approximately $4,746,000 of which $209,000, $2,644,000 and $1,893,000 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Financial Services Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $18,524) (cost $33,011,840) - See accompanying schedule		$ 39,364,810
Receivable for investments sold		524,772
Receivable for fund shares sold		17,562
Dividends receivable		40,128
Interest receivable		593
Prepaid expenses		94
Other receivables		3,717
Total assets		39,951,676

Liabilities
Payable to custodian bank	$ 241,034
Payable for investments purchased	107,960
Payable for fund shares redeemed	84
Accrued management fee	19,165
Other affiliated payables	4,668
Other payables and accrued expenses	16,877
Collateral on securities loaned, at value	19,250
Total liabilities		409,038

Net Assets		$ 39,542,638
Net Assets consist of:
Paid in capital		$ 35,960,923
Undistributed net investment income		203,375
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,974,682)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,353,022
Net Assets, for 3,573,114 shares outstanding		$ 39,542,638
Net Asset Value, offering price and redemption price per share ($39,542,638 ÷ 3,573,114 shares)		$ 11.07

Statement of Operations

Six months ended June 30, 2004 (Unaudited)

Investment Income
Dividends		$ 370,616
Interest		3,732
Security lending		1,292
Total income		375,640

Expenses
Management fee	$ 121,768
Transfer agent fees	15,376
Accounting and security lending fees	15,025
Non-interested trustees' compensation	101
Custodian fees and expenses	4,839
Audit	18,104
Legal	564
Miscellaneous	1,378
Total expenses before reductions	177,155
Expense reductions	(4,890)	172,265
Net investment income (loss)		203,375
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,946,494
Foreign currency transactions	(3,429)
Total net realized gain (loss)		1,943,065
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,830,610)
Assets and liabilities in foreign currencies	(39)
Total change in net unrealized appreciation (depreciation)		(1,830,649)
Net gain (loss)		112,416
Net increase (decrease) in net assets resulting from operations		$ 315,791

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Financial Services Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 203,375	$ 380,590
Net realized gain (loss)	1,943,065	(623,543)
Change in net unrealized appreciation (depreciation)	(1,830,649)	9,630,683
Net increase (decrease) in net assets resulting from operations	315,791	9,387,730
Distributions to shareholders from net investment income	-	(403,705)
Share transactions Net proceeds from sales of shares	6,009,475	13,759,235
Reinvestment of distributions	-	403,705
Cost of shares redeemed	(7,699,573)	(17,000,774)
Net increase (decrease) in net assets resulting from share transactions	(1,690,098)	(2,837,834)
Redemption fees	16,480	30,113
Total increase (decrease) in net assets	(1,357,827)	6,176,304
Net Assets
Beginning of period	40,900,465	34,724,161
End of period (including undistributed net investment income of $203,375 and undistributed net investment income of $0, respectively)	$ 39,542,638	$ 40,900,465
Other Information Shares
Sold	531,332	1,431,706
Issued in reinvestment of distributions	-	37,554
Redeemed	(705,401)	(1,836,791)
Net increase (decrease)	(174,069)	(367,531)

Financial Highlights

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 8.44	$ 9.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.10	.10	.03
Net realized and unrealized gain (loss)	.11	2.47	(1.21)	(.38)
Total from investment operations	.16	2.57	(1.11)	(.35)
Distributions from net investment income	-	(.11)	(.10)	(.02)
Redemption fees added to paid in capital E	- H	.01	.01	.01
Net asset value, end of period	$ 11.07	$ 10.91	$ 8.44	$ 9.64
Total Return B, C, D	1.47%	30.59%	(11.41)%	(3.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	.84% A	.97%	.92%	1.40% A
Expenses net of voluntary waivers, if any	.84% A	.97%	.92%	1.40% A
Expenses net of all reductions	.81% A	.96%	.89%	1.37% A
Net investment income (loss)	.96% A	1.06%	1.07%	.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,543	$ 40,900	$ 34,724	$ 29,069
Portfolio turnover rate	111% A	66%	107%	114% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 18, 2001 (commencement of operations) to December 31, 2001.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Services Portfolio

Fidelity Variable Insurance Products: Health Care Portfolio

Investment Summary

Top Five Stocks as of June 30, 2004
% of fund's net assets
Johnson & Johnson	9.8
Pfizer, Inc.	7.3
Medtronic, Inc.	6.6
Genentech, Inc.	5.7
Baxter International, Inc.	5.1
34.5
Top Industries as of June 30, 2004
% of fund's net assets
Pharmaceuticals	40.9%
Health Care Equipment & Supplies	25.3%
Biotechnology	15.9%
Health Care Providers & Services	15.8%
Insurance	0.1%
All Others*	2.0%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Variable Insurance Products: Health Care Portfolio

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 15.9%
Biotechnology - 15.9%
Alkermes, Inc. (a)	26,600	$ 361,760
Amgen, Inc. (a)	55,200	3,012,264
Biogen Idec, Inc. (a)	16,200	1,024,650
Celgene Corp. (a)	7,300	417,998
Genentech, Inc. (a)	82,200	4,619,640
Genzyme Corp. - General Division (a)	15,300	724,149
Gilead Sciences, Inc. (a)	10,380	695,460
ImClone Systems, Inc. (a)	4,500	386,055
MedImmune, Inc. (a)	19,230	449,982
Millennium Pharmaceuticals, Inc. (a)	34,000	469,200
Neurocrine Biosciences, Inc. (a)	7,700	399,245
OSI Pharmaceuticals, Inc. (a)	2,300	162,012
Protein Design Labs, Inc. (a)	3,900	74,607
		12,797,022
HEALTH CARE EQUIPMENT & SUPPLIES - 25.3%
Health Care Equipment - 22.1%
Baxter International, Inc.	118,150	4,077,357
Biomet, Inc.	42,165	1,873,813
Boston Scientific Corp. (a)	80,620	3,450,536
Epix Medical, Inc. (a)	7,900	166,690
Guidant Corp.	3,700	206,756
Hospira, Inc. (a)	352	9,715
Kinetic Concepts, Inc.	1,600	79,840
Medtronic, Inc.	108,960	5,308,531
ResMed, Inc. (a)	6,000	305,760
Respironics, Inc. (a)	5,300	311,375
St. Jude Medical, Inc. (a)	26,410	1,997,917
		17,788,290
Health Care Supplies - 3.2%
Alcon, Inc.	14,200	1,116,830
Dade Behring Holdings, Inc. (a)	6,050	287,496
Edwards Lifesciences Corp. (a)	29,600	1,031,560
Smith & Nephew PLC sponsored ADR	1,900	105,013
		2,540,899
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		20,329,189
HEALTH CARE PROVIDERS & SERVICES - 15.8%
Health Care Distributors & Services - 2.1%
Cardinal Health, Inc.	5,200	364,260
Henry Schein, Inc. (a)	2,300	145,222
McKesson Corp.	10,800	370,764
Omnicare, Inc.	14,700	629,307
Patterson Dental Co. (a)	2,100	160,629
		1,670,182
Health Care Facilities - 1.9%
HCA, Inc.	15,700	652,963

	Shares	Value (Note 1)
Health Management Associates, Inc. Class A	19,300	$ 432,706
Tenet Healthcare Corp. (a)	32,000	429,120
		1,514,789
Health Care Services - 4.8%
Caremark Rx, Inc. (a)	54,670	1,800,830
DaVita, Inc. (a)	6,450	198,854
IMS Health, Inc.	17,200	403,168
Inveresk Research Group, Inc. (a)	2,300	70,932
Laboratory Corp. of America Holdings (a)	9,300	369,210
Quest Diagnostics, Inc.	5,400	458,730
WebMD Corp. (a)	55,900	520,988
		3,822,712
Managed Health Care - 7.0%
Coventry Health Care, Inc. (a)	13,900	679,710
Health Net, Inc. (a)	7,900	209,350
PacifiCare Health Systems, Inc. (a)	31,200	1,206,192
UnitedHealth Group, Inc.	57,000	3,548,250
		5,643,502
TOTAL HEALTH CARE PROVIDERS & SERVICES		12,651,185
INSURANCE - 0.1%
Life & Health Insurance - 0.1%
American Medical Securities Group, Inc. (a)	3,500	95,375
PERSONAL PRODUCTS - 0.1%
Personal Products - 0.1%
NBTY, Inc. (a)	2,900	85,231
PHARMACEUTICALS - 40.9%
Pharmaceuticals - 40.9%
Abbott Laboratories	94,420	3,848,559
Allergan, Inc.	9,700	868,344
Barr Pharmaceuticals, Inc. (a)	5,300	178,610
Biovail Corp. (a)	19,900	376,845
Eli Lilly & Co.	48,900	3,418,599
Endo Pharmaceuticals Holdings, Inc. (a)	6,900	161,805
Forest Laboratories, Inc. (a)	15,600	883,428
Hollis-Eden Pharmaceutcals, Inc. (a)	13,100	157,855
IVAX Corp. (a)	20,500	491,795
Johnson & Johnson	141,435	7,877,929
King Pharmaceuticals, Inc. (a)	31,700	362,965
Medicis Pharmaceutical Corp. Class A	2,200	87,890
Merck & Co., Inc.	77,780	3,694,550
Novartis AG sponsored ADR	9,200	409,400
Perrigo Co.	13,400	254,198
Pfizer, Inc.	170,840	5,856,395
Schering-Plough Corp.	107,150	1,980,132
Sepracor, Inc. (a)	5,200	275,080
Common Stocks - continued
	Shares	Value (Note 1)
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Watson Pharmaceuticals, Inc. (a)	9,500	$ 255,550
Wyeth	37,620	1,360,339
		32,800,268
TOTAL COMMON STOCKS (Cost $70,491,313)		78,758,270
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 1.16% (b) (Cost $1,568,866)	1,568,866	1,568,866
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $72,060,179)	80,327,136
NET OTHER ASSETS - 0.0%	(9,180)
NET ASSETS - 100%	$ 80,317,956
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $32,411,277 and $8,231,445, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $251 for the period.
Income Tax Information
At December 31, 2003, the fund had a capital loss carryforward of approximately $9,086,000 of which $5,750,000 and $3,336,000 will expire on December 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Health Care Portfolio

Fidelity Variable Insurance Products: Health Care Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $72,060,179) - See accompanying schedule		$ 80,327,136
Receivable for investments sold		19,019
Receivable for fund shares sold		25,767
Dividends receivable		36,521
Interest receivable		2,117
Prepaid expenses		134
Other affiliated receivables		927
Other receivables		947
Total assets		80,412,568

Liabilities
Payable for investments purchased	$ 32,654
Accrued management fee	37,164
Other affiliated payables	6,870
Other payables and accrued expenses	17,924
Total liabilities		94,612

Net Assets		$ 80,317,956
Net Assets consist of:
Paid in capital		$ 81,557,897
Undistributed net investment income		5,234
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,512,132)
Net unrealized appreciation (depreciation) on investments		8,266,957
Net Assets, for 7,819,312 shares outstanding		$ 80,317,956
Net Asset Value, offering price and redemption price per share ($80,317,956 ÷ 7,819,312 shares)		$ 10.27

Statement of Operations

Six months ended June 30, 2004 (Unaudited)

Investment Income
Dividends		$ 274,489
Interest		9,344
Security lending		192
Total income		284,025

Expenses
Management fee	$ 183,817
Transfer agent fees	23,130
Accounting and security lending fees	15,023
Non-interested trustees' compensation	140
Custodian fees and expenses	1,936
Audit	18,147
Legal	648
Miscellaneous	2,057
Total expenses before reductions	244,898
Expense reductions	(2,675)	242,223
Net investment income (loss)		41,802
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	169,679
Foreign currency transactions	30
Total net realized gain (loss)		169,709
Change in net unrealized appreciation (depreciation) on investment securities		2,647,279
Net gain (loss)		2,816,988
Net increase (decrease) in net assets resulting from operations		$ 2,858,790

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Health Care Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 41,802	$ 162,579
Net realized gain (loss)	169,709	199,649
Change in net unrealized appreciation (depreciation)	2,647,279	6,634,464
Net increase (decrease) in net assets resulting from operations	2,858,790	6,996,692
Distributions to shareholders from net investment income	(200,555)	-
Share transactions Net proceeds from sales of shares	27,351,384	15,153,175
Reinvestment of distributions	200,555	-
Cost of shares redeemed	(2,520,188)	(17,043,080)
Net increase (decrease) in net assets resulting from share transactions	25,031,751	(1,889,905)
Redemption fees	24,772	25,765
Total increase (decrease) in net assets	27,714,758	5,132,552
Net Assets
Beginning of period	52,603,198	47,470,646
End of period (including undistributed net investment income of $5,234 and undistributed net investment income of $162,579, respectively)	$ 80,317,956	$ 52,603,198
Other Information Shares
Sold	2,668,137	1,655,710
Issued in reinvestment of distributions	19,547	-
Redeemed	(253,104)	(1,914,631)
Net increase (decrease)	2,434,580	(258,921)

Financial Highlights

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.77	$ 8.41	$ 10.19	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.03	.04	.01
Net realized and unrealized gain (loss)	.53	1.33	(1.79)	.16
Total from investment operations	.54	1.36	(1.75)	.17
Distributions from net investment income	(.04)	-	(.03)	-
Distributions from net realized gain	-	-	(.01)	(.02)
Total distributions	(.04)	-	(.04)	(.02)
Redemption fees added to paid in capital E	- H	- H	.01	.04
Net asset value, end of period	$ 10.27	$ 9.77	$ 8.41	$ 10.19
Total Return B, C, D	5.48%	16.17%	(17.08)%	2.10%
Ratios to Average Net Assets G
Expenses before expense reductions	.77% A	.89%	.84%	1.01% A
Expenses net of voluntary waivers, if any	.77% A	.89%	.84%	1.01% A
Expenses net of all reductions	.76% A	.85%	.79%	1.00% A
Net investment income (loss)	.13% A	.32%	.39%	.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,318	$ 52,603	$ 47,471	$ 61,229
Portfolio turnover rate	26% A	124%	166%	82% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 18, 2001 (commencement of operations) to December 31, 2001.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Health Care Portfolio

Fidelity Variable Insurance Products: Natural Resources Portfolio

Investment Summary

Top Five Stocks as of June 30, 2004
% of fund's net assets
BP PLC sponsored ADR	9.7
Exxon Mobil Corp.	8.6
ChevronTexaco Corp.	7.1
Schlumberger Ltd. (NY Shares)	4.8
ConocoPhillips	4.5
34.7
Top Industries as of June 30, 2004
% of fund's net assets
Oil & Gas	55.2%
Energy Equipment & Services	20.9%
Metals & Mining	13.6%
Paper & Forest Products	6.8%
Containers & Packaging	1.6%
All Others*	1.9%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Variable Insurance Products: Natural Resources Portfolio

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (Note 1)
CONTAINERS & PACKAGING - 1.6%
Paper Packaging - 1.6%
Packaging Corp. of America	11,290	$ 269,831
Smurfit-Stone Container Corp. (a)	31,210	622,640
		892,471
ENERGY EQUIPMENT & SERVICES - 20.9%
Oil & Gas Drilling - 5.5%
Diamond Offshore Drilling, Inc.	9,160	218,283
ENSCO International, Inc.	16,800	488,880
GlobalSantaFe Corp.	19,306	511,609
Grey Wolf, Inc. (a)	16,000	67,840
Nabors Industries Ltd. (a)	11,500	520,030
Noble Corp. (a)	6,930	262,578
Patterson-UTI Energy, Inc.	2,500	83,525
Precision Drilling Corp. (a)	4,700	224,553
Pride International, Inc. (a)	14,800	253,228
Rowan Companies, Inc. (a)	11,100	270,063
Transocean, Inc. (a)	6,100	176,534
		3,077,123
Oil & Gas Equipment & Services - 15.4%
Baker Hughes, Inc.	24,080	906,612
BJ Services Co. (a)	13,600	623,424
Cal Dive International, Inc. (a)	2,210	67,007
Cooper Cameron Corp. (a)	1,900	92,530
Grant Prideco, Inc. (a)	17,500	323,050
Halliburton Co.	59,800	1,809,548
Maverick Tube Corp. (a)	2,100	55,146
National-Oilwell, Inc. (a)	13,550	426,690
Pason Systems, Inc.	3,000	69,720
Schlumberger Ltd. (NY Shares)	42,160	2,677,582
Smith International, Inc. (a)	9,740	543,102
Tidewater, Inc.	2,130	63,474
Varco International, Inc. (a)	12,400	271,436
Weatherford International Ltd. (a)	10,800	485,784
Willbros Group, Inc. (a)	7,000	105,490
		8,520,595
TOTAL ENERGY EQUIPMENT & SERVICES		11,597,718
METALS & MINING - 13.6%
Aluminum - 4.8%
Alcan, Inc.	20,820	861,582
Alcoa, Inc.	54,290	1,793,199
		2,654,781
Diversified Metals & Mining - 5.4%
CONSOL Energy, Inc.	16,700	601,200
Freeport-McMoRan Copper & Gold, Inc. Class B	26,080	864,552
Inco Ltd. (a)	9,200	317,334
Massey Energy Co.	13,000	366,730

	Shares	Value (Note 1)
Peabody Energy Corp.	6,700	$ 375,133
Phelps Dodge Corp.	5,900	457,309
		2,982,258
Gold - 3.1%
Goldcorp, Inc.	23,600	275,472
Kinross Gold Corp. (a)	11,000	61,189
Meridian Gold, Inc. (a)	5,200	67,285
Newmont Mining Corp.	33,600	1,302,336
		1,706,282
Precious Metals & Minerals - 0.1%
Aber Diamond Corp. (a)	1,200	35,670
Apex Silver Mines Ltd. (a)	3,200	54,560
		90,230
Steel - 0.2%
Nucor Corp.	1,600	122,816
TOTAL METALS & MINING		7,556,367
OIL & GAS - 55.2%
Integrated Oil & Gas - 40.5%
Amerada Hess Corp.	3,600	285,084
BP PLC sponsored ADR	100,640	5,391,284
ChevronTexaco Corp.	41,800	3,933,798
ConocoPhillips	32,581	2,485,604
Exxon Mobil Corp.	106,700	4,738,547
Marathon Oil Corp.	7,500	283,800
Occidental Petroleum Corp.	45,700	2,212,337
Petro-Canada	19,600	847,095
Royal Dutch Petroleum Co. (NY Shares)	10,550	545,119
Sibneft sponsored ADR	100	2,740
Total SA sponsored ADR	17,010	1,634,321
YUKOS Corp. sponsored ADR	3,088	98,198
		22,457,927
Oil & Gas Exploration & Production - 11.4%
Burlington Resources, Inc.	42,600	1,541,268
Cross Timbers Royalty Trust	33	913
EnCana Corp.	33,118	1,430,586
EOG Resources, Inc.	6,400	382,144
Kerr-McGee Corp.	10	538
Pioneer Natural Resources Co.	17,330	607,936
Pogo Producing Co.	2,500	123,500
Quicksilver Resources, Inc. (a)	12,100	811,547
Talisman Energy, Inc.	50,180	1,094,713
Vintage Petroleum, Inc.	17,100	290,187
		6,283,332
Oil & Gas Refining & Marketing & Transportation - 3.3%
Kinder Morgan, Inc.	2,970	176,091
Premcor, Inc. (a)	7,300	273,750
Common Stocks - continued
	Shares	Value (Note 1)
OIL & GAS - CONTINUED
Oil & Gas Refining & Marketing & Transportation - continued
Sunoco, Inc.	10,500	$ 668,010
Valero Energy Corp.	9,800	722,848
		1,840,699
TOTAL OIL & GAS		30,581,958
PAPER & FOREST PRODUCTS - 6.8%
Forest Products - 2.2%
Canfor Corp.	184	2,097
Weyerhaeuser Co.	19,000	1,199,280
		1,201,377
Paper Products - 4.6%
Georgia-Pacific Corp.	16,200	599,076
International Paper Co.	35,700	1,595,790
MeadWestvaco Corp.	12,517	367,875
		2,562,741
TOTAL PAPER & FOREST PRODUCTS		3,764,118
SPECIALTY RETAIL - 0.1%
Specialty Stores - 0.1%
Boise Cascade Corp.	1,600	60,224
TOTAL COMMON STOCKS (Cost $47,768,949)		54,452,856
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 1.16% (b) (Cost $2,868,852)	2,868,852	2,868,852
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $50,637,801)	57,321,708
NET OTHER ASSETS - (3.4)%	(1,902,321)
NET ASSETS - 100%	$ 55,419,387
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $30,271,426 and $9,182,477, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $198 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	70.2%
United Kingdom	9.7%
Canada	9.5%
Netherlands Antilles	4.8%
France	2.9%
Cayman Islands	1.5%
Netherlands	1.0%
Others (individually less than 1%)	0.4%
100.0%
Income Tax Information
At December 31, 2003, the fund had a capital loss carryforward of approximately $4,287,000 of which $97,000, $2,264,000 and $1,926,000 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Natural Resources Portfolio

Fidelity Variable Insurance Products: Natural Resources Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $50,637,801) - See accompanying schedule		$ 57,321,708
Foreign currency held at value (cost $4,535)		4,535
Receivable for investments sold		5,071,628
Dividends receivable		32,553
Interest receivable		2,591
Prepaid expenses		58
Other affiliated receivables		180
Other receivables		204
Total assets		62,433,457

Liabilities
Payable for investments purchased	$ 6,944,311
Payable for fund shares redeemed	24,717
Accrued management fee	24,597
Other affiliated payables	5,520
Other payables and accrued expenses	14,925
Total liabilities		7,014,070

Net Assets		$ 55,419,387
Net Assets consist of:
Paid in capital		$ 51,947,539
Undistributed net investment income		165,572
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,377,184)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,683,460
Net Assets, for 4,626,637 shares outstanding		$ 55,419,387
Net Asset Value, offering price and redemption price per share ($55,419,387 ÷ 4,626,637 shares)		$ 11.98

Statement of Operations

Six months ended June 30, 2004 (Unaudited)

Investment Income
Dividends		$ 347,450
Interest		12,602
Total income		360,052

Expenses
Management fee	$ 128,080
Transfer agent fees	16,648
Accounting fees and expenses	15,002
Non-interested trustees' compensation	92
Custodian fees and expenses	4,954
Audit	18,098
Legal	567
Miscellaneous	686
Total expenses before reductions	184,127
Expense reductions	(779)	183,348
Net investment income (loss)		176,704
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,162,877
Foreign currency transactions	1,154
Total net realized gain (loss)		1,164,031
Change in net unrealized appreciation (depreciation) on: Investment securities	2,208,686
Assets and liabilities in foreign currencies	(880)
Total change in net unrealized appreciation (depreciation)		2,207,806
Net gain (loss)		3,371,837
Net increase (decrease) in net assets resulting from operations		$ 3,548,541

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Natural Resources Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 176,704	$ 107,043
Net realized gain (loss)	1,164,031	(1,559,759)
Change in net unrealized appreciation (depreciation)	2,207,806	6,751,795
Net increase (decrease) in net assets resulting from operations	3,548,541	5,299,079
Distributions to shareholders from net investment income	-	(118,735)
Share transactions Net proceeds from sales of shares	26,305,950	17,445,260
Reinvestment of distributions	-	118,735
Cost of shares redeemed	(6,095,904)	(11,686,648)
Net increase (decrease) in net assets resulting from share transactions	20,210,046	5,877,347
Redemption fees	37,035	29,307
Total increase (decrease) in net assets	23,795,622	11,086,998

Net Assets
Beginning of period	31,623,765	20,536,767
End of period (including undistributed net investment income of $165,572 and distributions in excess of net investment income of $11,132, respectively)	$ 55,419,387	$ 31,623,765
Other Information Shares
Sold	2,304,266	1,760,481
Issued in reinvestment of distributions	-	11,565
Redeemed	(542,394)	(1,325,092)
Net increase (decrease)	1,761,872	446,954

Financial Highlights

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 8.49	$ 9.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.05	.06	.02
Net realized and unrealized gain (loss)	.89	2.54	(1.20)	(.35)
Total from investment operations	.93	2.59	(1.14)	(.33)
Distributions from net investment income	-	(.05)	(.07)	(.01)
Redemption fees added to paid in capital E	.01	.01	.02	.02
Net asset value, end of period	$ 11.98	$ 11.04	$ 8.49	$ 9.68
Total Return B, C, D	8.51%	30.61%	(11.58)%	(3.10)%
Ratios to Average Net Assets G
Expenses before expense reductions	.82% A	1.26%	1.10%	2.11% A
Expenses net of voluntary waivers, if any	.82% A	1.26%	1.10%	1.50% A
Expenses net of all reductions	.82% A	1.25%	1.08%	1.44% A
Net investment income (loss)	.79% A	.56%	.70%	.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,419	$ 31,624	$ 20,537	$ 12,326
Portfolio turnover rate	43% A	73%	83%	129% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 19, 2001 (commencement of operations) to December 31, 2001.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Natural Resources Portfolio

Fidelity Variable Insurance Products: Technology Portfolio

Investment Summary

Top Five Stocks as of June 30, 2004
% of fund's net assets
Intel Corp.	8.2
Microsoft Corp.	8.2
Cisco Systems, Inc.	7.8
Dell, Inc.	5.8
EMC Corp.	4.2
34.2
Top Industries as of June 30, 2004
% of fund's net assets
Semiconductors & Semiconductor Equipment	34.7%
Communications Equipment	20.8%
Software	16.7%
Computers & Peripherals	16.1%
Internet Software & Services	3.5%
All Others*	8.2%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Variable Insurance Products: Technology Portfolio

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (Note 1)
CHEMICALS - 0.2%
Specialty Chemicals - 0.2%
Nitto Denko Corp.	5,600	$ 290,572
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Employment Services - 0.4%
Monster Worldwide, Inc. (a)	24,200	622,424
COMMUNICATIONS EQUIPMENT - 20.8%
Communications Equipment - 20.8%
3Com Corp. (a)	34,300	214,375
ADC Telecommunications, Inc. (a)	200,500	569,420
Alcatel SA sponsored ADR (a)	104,300	1,615,607
Arris Group, Inc. (a)	29,000	172,260
Avaya, Inc. (a)	85,700	1,353,203
Brocade Communications Systems, Inc. (a)	113,700	679,926
CIENA Corp. (a)	156,900	583,668
Cisco Systems, Inc. (a)	455,500	10,795,350
Comverse Technology, Inc. (a)	19,670	392,220
Corning, Inc. (a)	12,500	163,250
Emulex Corp. (a)	31,300	447,903
Enterasys Networks, Inc. (a)	178,800	377,268
Extreme Networks, Inc. (a)	51,000	281,520
F5 Networks, Inc. (a)	7,700	203,896
Foundry Networks, Inc. (a)	2,800	39,396
Juniper Networks, Inc. (a)	48,296	1,186,633
Lucent Technologies, Inc. (a)	220,200	832,356
Marconi Corp. PLC (a)	46,918	583,453
McDATA Corp. Class A (a)	98,300	528,854
Motorola, Inc.	94,830	1,730,648
Nortel Networks Corp. (a)	95,200	475,049
Oplink Communications, Inc. (a)	28,200	54,144
Powerwave Technologies, Inc. (a)	67,600	520,520
QLogic Corp. (a)	7,900	210,061
QUALCOMM, Inc.	30,400	2,218,592
Research in Motion Ltd. (a)	6,200	424,132
Scientific-Atlanta, Inc.	20,800	717,600
Sonus Networks, Inc. (a)	4,800	22,944
Telefonaktiebolaget LM Ericsson ADR (a)	39,000	1,166,880
WJ Communications, Inc. (a)	80,100	283,554
		28,844,682
COMPUTERS & PERIPHERALS - 16.1%
Computer Hardware - 9.2%
Apple Computer, Inc. (a)	46,800	1,522,872
Compal Electronics, Inc.	237,000	257,685
Dell, Inc. (a)	225,030	8,060,575
Gateway, Inc. (a)	29,700	133,650
International Business Machines Corp.	14,810	1,305,502
PalmOne, Inc. (a)	25,856	899,013

	Shares	Value (Note 1)
Quanta Computer, Inc.	188,100	$ 400,630
Sun Microsystems, Inc. (a)	52,300	226,982
		12,806,909
Computer Storage & Peripherals - 6.9%
Dot Hill Systems Corp. (a)	69,600	780,216
EMC Corp. (a)	508,840	5,800,776
Hutchinson Technology, Inc. (a)	19,900	489,341
Lexmark International, Inc. Class A (a)	9,500	917,035
Network Appliance, Inc. (a)	27,000	581,310
Storage Technology Corp. (a)	11,500	333,500
Synaptics, Inc. (a)	10,169	194,736
Western Digital Corp. (a)	46,210	400,179
		9,497,093
TOTAL COMPUTERS & PERIPHERALS		22,304,002
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.0%
Electronic Equipment & Instruments - 0.8%
National Instruments Corp.	5,250	160,913
Phoenix Precision Technology Corp. (a)	194,229	112,823
Symbol Technologies, Inc.	30,000	442,200
Vishay Intertechnology, Inc. (a)	21,700	403,186
		1,119,122
Electronic Manufacturing Svcs. - 0.8%
Benchmark Electronics, Inc. (a)	10,200	296,820
Flextronics International Ltd. (a)	19,000	303,050
Hon Hai Precision Industries Co. Ltd.	84,000	312,779
Xyratex Ltd.	14,600	186,880
		1,099,529
Technology Distributors - 0.4%
Arrow Electronics, Inc. (a)	10,700	286,974
Avnet, Inc. (a)	9,400	213,380
		500,354
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		2,719,005
HOUSEHOLD DURABLES - 0.4%
Consumer Electronics - 0.4%
Harman International Industries, Inc.	2,600	236,600
ReignCom Ltd.	3,226	112,889
Sony Corp. sponsored ADR	4,700	178,835
		528,324
INTERNET & CATALOG RETAIL - 1.8%
Internet Retail - 1.8%
Amazon.com, Inc. (a)	21,600	1,175,040
eBay, Inc. (a)	12,100	1,112,595
InterActiveCorp (a)	7,700	232,078
		2,519,713
INTERNET SOFTWARE & SERVICES - 3.5%
Internet Software & Services - 3.5%
Akamai Technologies, Inc. (a)	18,000	323,100
Common Stocks - continued
	Shares	Value (Note 1)
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
Blue Coat Systems, Inc. (a)	200	$ 6,698
EarthLink, Inc. (a)	14,400	149,040
Internap Network Services Corp. (a)	161,500	195,415
Openwave Systems, Inc. (a)	26,133	331,889
United Online, Inc. (a)	54,497	959,692
VeriSign, Inc. (a)	3,991	79,421
Yahoo!, Inc. (a)	76,640	2,784,331
		4,829,586
IT SERVICES - 1.1%
Data Processing & Outsourced Services - 0.5%
Ceridian Corp. (a)	17,700	398,250
First Data Corp.	7,380	328,558
		726,808
IT Consulting & Other Services - 0.6%
Cognizant Technology Solutions Corp. Class A (a)	21,800	553,938
Infosys Technologies Ltd. sponsored ADR	2,700	250,479
		804,417
TOTAL IT SERVICES		1,531,225
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 34.7%
Semiconductor Equipment - 6.8%
Applied Materials, Inc. (a)	138,340	2,714,231
ASML Holding NV (NY Shares) (a)	53,000	906,830
ATMI, Inc. (a)	19,500	532,545
FormFactor, Inc.	13,900	312,055
KLA-Tencor Corp. (a)	45,700	2,256,666
Lam Research Corp. (a)	11,200	300,160
Novellus Systems, Inc. (a)	9,700	304,968
Teradyne, Inc. (a)	86,900	1,972,630
Varian Semiconductor Equipment Associates, Inc. (a)	4,400	169,664
		9,469,749
Semiconductors - 27.9%
Agere Systems, Inc.:
Class A (a)	350,610	806,403
Class B (a)	333,500	717,025
Altera Corp. (a)	21,300	473,286
Analog Devices, Inc.	63,700	2,998,996
ATI Technologies, Inc. (a)	8,400	158,441
Broadcom Corp. Class A (a)	5,300	247,881
Conexant Systems, Inc. (a)	163,189	706,608
Cree, Inc. (a)	9,700	225,816
Cypress Semiconductor Corp. (a)	50,400	715,176
Fairchild Semiconductor International, Inc. (a)	28,200	461,634
Infineon Technologies AG sponsored ADR (a)	26,700	363,120

	Shares	Value (Note 1)
Integrated Circuit Systems, Inc. (a)	84,000	$ 2,281,440
Integrated Device Technology, Inc. (a)	44,900	621,416
Intel Corp.	414,040	11,427,502
International Rectifier Corp. (a)	8,300	343,786
Intersil Corp. Class A	34,400	745,104
Lattice Semiconductor Corp. (a)	38,100	267,081
Linear Technology Corp.	17,300	682,831
LSI Logic Corp. (a)	31,200	237,744
Micron Technology, Inc. (a)	215,360	3,297,162
National Semiconductor Corp. (a)	188,600	4,147,314
Omnivision Technologies, Inc. (a)	29,500	470,525
ON Semiconductor Corp. (a)	71,400	358,428
PMC-Sierra, Inc. (a)	10,800	154,980
Samsung Electronics Co. Ltd.	1,981	818,482
Semiconductor Manufacturing International Corp. sponsored ADR	1,480	15,880
Silicon Image, Inc. (a)	51,680	678,558
STMicroelectronics NV (NY Shares)	13,100	288,331
Taiwan Semiconductor Manufacturing Co. Ltd.	92,410	133,233
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	95,157	790,755
Texas Instruments, Inc.	48,600	1,175,148
Tower Semicondutor Ltd. (a)	30,500	176,900
United Microelectronics Corp. sponsored ADR (a)	137,231	591,466
Xilinx, Inc.	33,700	1,122,547
		38,700,999
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		48,170,748
SOFTWARE - 16.7%
Application Software - 3.6%
Amdocs Ltd. (a)	28,600	670,098
BEA Systems, Inc. (a)	39,867	327,707
Cadence Design Systems, Inc. (a)	48,300	706,629
Intuit, Inc. (a)	5,800	223,764
Lawson Software, Inc. (a)	20,396	144,404
Quest Software, Inc. (a)	63,949	824,942
Salesforce.com, Inc.	100	1,607
SAP AG sponsored ADR	11,400	476,634
Siebel Systems, Inc. (a)	63,500	678,180
Synopsys, Inc. (a)	35,032	995,960
		5,049,925
Systems Software - 13.1%
Microsoft Corp.	399,700	11,415,432
Oracle Corp. (a)	268,200	3,199,626
RADWARE Ltd. (a)	11,700	199,485
Red Hat, Inc. (a)	36,760	844,377
Secure Computing Corp. (a)	6,300	73,395
Symantec Corp. (a)	12,400	542,872
Common Stocks - continued
	Shares	Value (Note 1)
SOFTWARE - CONTINUED
Systems Software - continued
VERITAS Software Corp. (a)	67,000	$ 1,855,900
Visual Networks, Inc. (a)	18,800	56,964
		18,188,051
TOTAL SOFTWARE		23,237,976
SPECIALTY RETAIL - 0.5%
Computer & Electronics Retail - 0.5%
Best Buy Co., Inc.	13,700	695,138
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	7,300	110,960
Nextel Communications, Inc. Class A (a)	12,300	327,918
		438,878
TOTAL COMMON STOCKS (Cost $119,585,935)		136,732,273
Money Market Funds - 1.0%

Fidelity Cash Central Fund, 1.16% (b)	508,990	508,990
Fidelity Securities Lending Cash Central Fund, 1.18% (b)	873,675	873,675
TOTAL MONEY MARKET FUNDS (Cost $1,382,665)		1,382,665
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $120,968,600)	138,114,938
NET OTHER ASSETS - 0.5%	680,527
NET ASSETS - 100%	$ 138,795,465
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $98,610,883 and $121,567,738, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $23,857 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $3,896,286. The weighted average interest rate was 1.15%. Interest expense includes $873 paid under the interfund lending program. At period end there were no interfund loans outstanding.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $5,279,000. The weighted average interest rate was 1.25%. Interest expense includes $183 paid under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Income Tax Information
At December 31, 2003, the fund had a capital loss carryforward of approximately $6,961,000 all of which will expire on December 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Technology Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $842,056) (cost $120,968,600) - See accompanying schedule		$ 138,114,938
Foreign currency held at value (cost $903,781)		894,204
Receivable for investments sold		1,537,858
Receivable for fund shares sold		3,255
Dividends receivable		11,742
Interest receivable		1,324
Prepaid expenses		258
Other receivables		16,064
Total assets		140,579,643

Liabilities
Payable for investments purchased	$ 801,383
Payable for fund shares redeemed	4,750
Accrued management fee	65,481
Other affiliated payables	11,855
Other payables and accrued expenses	27,034
Collateral on securities loaned, at value	873,675
Total liabilities		1,784,178

Net Assets		$ 138,795,465
Net Assets consist of:
Paid in capital		$ 124,257,280
Accumulated net investment loss		(418,387)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,180,179)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		17,136,751
Net Assets, for 14,940,776 shares outstanding		$ 138,795,465
Net Asset Value, offering price and redemption price per share ($138,795,465 ÷ 14,940,776 shares)		$ 9.29

Statement of Operations

Six months ended June 30, 2004 (Unaudited)

Investment Income
Dividends		$ 95,495
Interest		10,931
Security lending		18,238
Total income		124,664

Expenses
Management fee	$ 465,628
Transfer agent fees	53,052
Accounting and security lending fees	30,739
Non-interested trustees' compensation	399
Custodian fees and expenses	17,844
Audit	19,292
Legal	1,137
Interest	1,056
Miscellaneous	3,139
Total expenses before reductions	592,286
Expense reductions	(49,235)	543,051
Net investment income (loss)		(418,387)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	6,098,052
Foreign currency transactions	6,407
Total net realized gain (loss)		6,104,459
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,394,874)
Assets and liabilities in foreign currencies	(9,597)
Total change in net unrealized appreciation (depreciation)		(8,404,471)
Net gain (loss)		(2,300,012)
Net increase (decrease) in net assets resulting from operations		$ (2,718,399)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Technology Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (418,387)	$ (295,080)
Net realized gain (loss)	6,104,459	5,393,906
Change in net unrealized appreciation (depreciation)	(8,404,471)	28,897,858
Net increase (decrease) in net assets resulting from operations	(2,718,399)	33,996,684
Share transactions Net proceeds from sales of shares	28,955,733	123,143,044
Cost of shares redeemed	(54,791,079)	(22,975,915)
Net increase (decrease) in net assets resulting from share transactions	(25,835,346)	100,167,129
Redemption fees	74,842	155,596
Total increase (decrease) in net assets	(28,478,903)	134,319,409

Net Assets
Beginning of period	167,274,368	32,954,959
End of period (including accumulated net investment loss of $418,387 and undistributed net investment income of $0, respectively)	$ 138,795,465	$ 167,274,368
Other Information Shares
Sold	2,951,458	15,303,104
Redeemed	(5,941,441)	(2,993,567)
Net increase (decrease)	(2,989,983)	12,309,537

Financial Highlights

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.33	$ 5.86	$ 9.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03)	(.04)	(.03)
Net realized and unrealized gain (loss)	(.02)	3.49	(3.54)	(.57)
Total from investment operations	(.04)	3.46	(3.58)	(.60)
Redemption fees added to paid in capital E	- H	.01	.02	.02
Net asset value, end of period	$ 9.29	$ 9.33	$ 5.86	$ 9.42
Total Return B, C, D	(.43)%	59.22%	(37.79)%	(5.80)%
Ratios to Average Net Assets G
Expenses before expense reductions	.73% A	.83%	.99%	1.31% A
Expenses net of voluntary waivers, if any	.73% A	.83%	.99%	1.31% A
Expenses net of all reductions	.67% A	.75%	.86%	1.29% A
Net investment income (loss)	(.52)% A	(.34)%	(.52)%	(.70)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 138,795	$ 167,274	$ 32,955	$ 43,430
Portfolio turnover rate	126% A	129%	217%	129% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 19, 2001 (commencement of operations) to December 31, 2001.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Technology Portfolio

Fidelity Variable Insurance Products: Telecommunications & Utilities Growth Portfolio

Investment Summary

Top Five Stocks as of June 30, 2004
% of fund's net assets
Verizon Communications, Inc.	10.1
SBC Communications, Inc.	9.8
BellSouth Corp.	9.6
TXU Corp.	9.0
Nextel Communications, Inc. Class A	7.8
46.3
Top Industries as of June 30, 2004
% of fund's net assets
Diversified Telecommunication Services	38.0%
Electric Utilities	26.7%
Wireless Telecommunication Services	19.6%
Multi-Utilities & Unregulated Power	8.3%
Media	2.7%
All Others*	4.7%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Variable Insurance Products: Telecommunications & Utilities Growth Portfolio

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (Note 1)
CONSTRUCTION & ENGINEERING - 1.0%
Construction & Engineering - 1.0%
Dycom Industries, Inc. (a)	4,780	$ 133,840
DIVERSIFIED TELECOMMUNICATION SERVICES - 38.0%
Integrated Telecommunication Services - 38.0%
ALLTEL Corp.	1,510	76,436
BellSouth Corp.	49,130	1,288,189
Citizens Communications Co. (a)	50,130	606,573
Qwest Communications International, Inc. (a)	83,670	300,375
SBC Communications, Inc.	54,310	1,317,018
Sprint Corp. - FON Group	8,900	156,640
Verizon Communications, Inc.	37,360	1,352,058
		5,097,289
ELECTRIC UTILITIES - 26.7%
Electric Utilities - 26.7%
Black Hills Corp.	500	15,750
Edison International	6,820	174,387
Entergy Corp.	5,100	285,651
Exelon Corp.	1,400	46,606
FirstEnergy Corp.	16,320	610,531
PG&E Corp. (a)	19,400	542,036
PPL Corp.	5,500	252,450
TXU Corp.	29,740	1,204,767
Westar Energy, Inc.	1,100	21,901
Wisconsin Energy Corp.	13,220	431,104
		3,585,183
GAS UTILITIES - 1.3%
Gas Utilities - 1.3%
KeySpan Corp.	3,340	122,578
NiSource, Inc.	1,200	24,744
UGI Corp.	800	25,680
		173,002
INDUSTRIAL CONGLOMERATES - 0.1%
Industrial Conglomerates - 0.1%
Allete, Inc.	400	13,320
MEDIA - 2.7%
Broadcasting & Cable TV - 2.7%
The DIRECTV Group, Inc. (a)	19,583	334,869
XM Satellite Radio Holdings, Inc. Class A (a)	1,000	27,290
		362,159
MULTI-UTILITIES & UNREGULATED POWER - 8.3%
Multi-Utilities & Unregulated Power - 8.3%
AES Corp. (a)	7,350	72,986
Constellation Energy Group, Inc.	4,990	189,121
Dominion Resources, Inc.	9,170	578,444

	Shares	Value (Note 1)
Energen Corp.	220	$ 10,558
Equitable Resources, Inc.	800	41,368
SCANA Corp.	2,830	102,927
Sierra Pacific Resources (a)	15,750	121,433
		1,116,837
WATER UTILITIES - 0.3%
Water Utilities - 0.3%
Aqua America, Inc.	1,787	35,829
WIRELESS TELECOMMUNICATION SERVICES - 19.6%
Wireless Telecommunication Services - 19.6%
American Tower Corp. Class A (a)	26,310	399,912
AT&T Wireless Services, Inc. (a)	24,900	356,568
Crown Castle International Corp. (a)	11,290	166,528
Nextel Communications, Inc. Class A (a)	39,220	1,045,605
Nextel Partners, Inc. Class A (a)	11,800	187,856
NII Holdings, Inc. (a)	5,500	185,295
SpectraSite, Inc. (a)	2,500	108,050
Vodafone Group PLC sponsored ADR	1,700	37,570
Western Wireless Corp. Class A (a)	4,600	132,986
		2,620,370
TOTAL COMMON STOCKS (Cost $11,173,929)		13,137,829
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 1.16% (b) (Cost $164,152)	164,152	164,152
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $11,338,081)	13,301,981
NET OTHER ASSETS - 0.8%	110,430
NET ASSETS - 100%	$ 13,412,411
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $5,519,589 and $4,579,850, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $378 for the period.
Income Tax Information
At December 31, 2003, the fund had a capital loss carryforward of approximately $3,435,000 of which $167,000, $2,939,000 and $329,000 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Telecommunications & Utilities Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $11,338,081) - See accompanying schedule		$ 13,301,981
Receivable for investments sold		165,593
Receivable for fund shares sold		2,928
Dividends receivable		12,075
Interest receivable		206
Prepaid expenses		32
Other receivables		555
Total assets		13,483,370

Liabilities
Payable for investments purchased	$ 46,377
Payable for fund shares redeemed	16
Accrued management fee	6,238
Other affiliated payables	3,230
Other payables and accrued expenses	15,098
Total liabilities		70,959

Net Assets		$ 13,412,411
Net Assets consist of:
Paid in capital		$ 14,615,328
Undistributed net investment income		63,232
Accumulated undistributed net realized gain (loss) on investments		(3,230,049)
Net unrealized appreciation (depreciation) on investments		1,963,900
Net Assets, for 1,715,401 shares outstanding		$ 13,412,411
Net Asset Value, offering price and redemption price per share ($13,412,411 ÷ 1,715,401 shares)		$ 7.82

Statement of Operations

Six months ended June 30, 2004 (Unaudited)

Investment Income
Dividends		$ 145,398
Interest		1,112
Total income		146,510

Expenses
Management fee	$ 35,618
Transfer agent fees	5,857
Accounting fees and expenses	15,001
Non-interested trustees' compensation	29
Custodian fees and expenses	2,690
Audit	18,028
Legal	405
Miscellaneous	527
Total expenses before reductions	78,155
Expense reductions	(2,036)	76,119
Net investment income (loss)		70,391
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		361,649
Change in net unrealized appreciation (depreciation) on investment securities		204,884
Net gain (loss)		566,533
Net increase (decrease) in net assets resulting from operations		$ 636,924

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Telecommunications & Utilities Growth Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 70,391	$ 128,322
Net realized gain (loss)	361,649	(15,779)
Change in net unrealized appreciation (depreciation)	204,884	2,009,227
Net increase (decrease) in net assets resulting from operations	636,924	2,121,770
Distributions to shareholders from net investment income	(8,014)	(127,557)
Share transactions Net proceeds from sales of shares	3,517,122	8,094,462
Reinvestment of distributions	8,014	127,557
Cost of shares redeemed	(2,450,069)	(6,820,171)
Net increase (decrease) in net assets resulting from share transactions	1,075,067	1,401,848
Redemption fees	8,441	34,040
Total increase (decrease) in net assets	1,712,418	3,430,101

Net Assets
Beginning of period	11,699,993	8,269,892
End of period (including undistributed net investment income of $63,232 and undistributed net investment income of $855, respectively)	$ 13,412,411	$ 11,699,993
Other Information Shares
Sold	462,674	1,219,470
Issued in reinvestment of distributions	1,056	18,115
Redeemed	(325,549)	(1,050,360)
Net increase (decrease)	138,181	187,225

Financial Highlights

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.42	$ 5.95	$ 8.60	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.08	.09	.02
Net realized and unrealized gain (loss)	.36	1.45	(2.67)	(1.42)
Total from investment operations	.40	1.53	(2.58)	(1.40)
Distributions from net investment income	(.01)	(.08)	(.08)	(.01)
Redemption fees added to paid in capital E	.01	.02	.01	.01
Net asset value, end of period	$ 7.82	$ 7.42	$ 5.95	$ 8.60
Total Return B, C, D	5.46%	26.17%	(29.91)%	(13.90)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.26% A	1.71%	1.82%	2.35% A
Expenses net of voluntary waivers, if any	1.26% A	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.23% A	1.46%	1.39%	1.49% A
Net investment income (loss)	1.14% A	1.19%	1.30%	.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,412	$ 11,700	$ 8,270	$ 9,833
Portfolio turnover rate	75% A	123%	154%	85% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 19, 2001 (commencement of operations) to December 31, 2001.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Telecommunications & Utilities Growth Portfolio

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Consumer Industries Portfolio, Cyclical Industries Portfolio, Financial Services Portfolio, Health Care Portfolio, Natural Resources Portfolio, Technology Portfolio, and Telecommunications & Utilities Growth Portfolio (the funds) are funds of Variable Insurance Products Fund IV (the trust) and are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. Shares of each fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each fund offers Initial Class shares.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, non-taxable dividends, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
VIP: Consumer Industries Portfolio	$ 10,254,171	$ 1,016,650	$ (509,806)	$ 506,844
VIP: Cyclical Industries Portfolio	21,416,929	3,382,694	(172,729)	3,209,965
VIP: Financial Services Portfolio	33,214,418	6,686,427	(536,035)	6,150,392
VIP: Health Care Portfolio	72,743,140	9,718,776	(2,134,780)	7,583,996
VIP: Natural Resources Portfolio	51,026,271	7,075,267	(779,830)	6,295,437
VIP: Technology Portfolio	122,404,624	22,759,916	(7,049,602)	15,710,314
VIP: Telecommunications&Utilities Growth Portfolio	11,545,839	2,316,919	(560,777)	1,756,142

Short-Term Trading (Redemption) Fees. Shares held in the funds less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the funds and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
VIP: Consumer Industries Portfolio	.30%	.28%	.58%
VIP: Cyclical Industries Portfolio	.30%	.28%	.58%
VIP: Financial Services Portfolio	.30%	.28%	.57%
VIP: Health Care Portfolio	.30%	.28%	.57%
VIP: Natural Resources Portfolio	.30%	.28%	.57%
VIP: Technology Portfolio	.30%	.28%	.58%
VIP: Telecommunications & Utilities Growth Portfolio	.30%	.28%	.58%

Transfer Agent Fees. Fidelity Investment Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each fund pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
VIP: Consumer Industries Portfolio	$ 1,188
VIP: Cyclical Industries Portfolio	3,902
VIP: Financial Services Portfolio	3,722
VIP: Health Care Portfolio	9,340
VIP: Natural Resources Portfolio	12,585
VIP: Technology Portfolio	10,556
VIP: Telecommunications & Utilities Growth Portfolio	1,095

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

Each fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain funds provided services to these funds in addition to trade execution. These services included payments of expenses on behalf of each applicable fund. All of the applicable expense reductions are noted in the table below.

Brokerage Service Arrangements

VIP: Consumer Industries Portfolio	$ 2,288
VIP: Cyclical Industries Portfolio	3,030
VIP: Financial Services Portfolio	4,890
VIP: Health Care Portfolio	2,675
VIP: Natural Resources Portfolio	779
VIP: Technology Portfolio	49,235
VIP: Telecommunications & Utilities Growth Portfolio	2,036

9. Other Information.

At the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
VIP: Consumer Industries Portfolio	100%
VIP: Cyclical Industries Portfolio	100%
VIP: Financial Services Portfolio	100%
VIP: Health Care Portfolio	100%
VIP: Natural Resources Portfolio	100%
VIP: Technology Portfolio	100%
VIP: Telecommunications & Utilities Growth Portfolio	100%

Semiannual Report

Semiannual Report

Investments

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodians

JPMorgan Chase Bank
New York, NY

State Street Bank & Trust Co.
Quincy, MA

VIPFCI-SANN-0804
1.774856.102

Fidelity® Variable Insurance Products:

Strategic Income Portfolio

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Investment Summary	3	A summary of the fund's investments at period end.
Investments	4	A complete list of the fund's investments with their market values.
Financial Statements	11	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	15	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 800-221-5207 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Fidelity Variable Insurance Products: Strategic Income Portfolio

Investment Summary

Top Five Holdings as of June 30, 2004
(by issuer, excluding cash equivalents)	% of fund's net assets
U.S. Treasury Obligations	16.6
Fannie Mae	5.1
German Federal Republic	3.1
French Government	2.8
Brazilian Federative Republic	2.6
30.2
Top Five Market Sectors as of June 30, 2004
% of fund's net assets
Financials	8.4
Consumer Discretionary	8.4
Telecommunication Services	8.1
Energy	6.1
Materials	5.1
Quality Diversification (% of fund's net assets) as of June 30, 2004
U.S.Government and U.S.Government Agency Obligations	21.7%
AAA,AA,A	12.7%
BBB	4.3%
BB	11.0%
B	30.9%
CCC,CC,C	9.4%
D	0.1%
Not Rated	0.6%
Equities	0.2%
Short-Term Investments and Net Other Assets	9.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of June 30, 2004
% of fund's net assets*
Corporate Bonds	45.4%
U.S. Government and U.S. Government Agency Obligations	21.7%
Foreign Government & Government Agency Obligations	23.1%
Stocks	0.2%
Other Investments	0.5%
Short-Term Investments and Net Other Assets	9.1%
* Foreign investments	35.3%

Semiannual Report

Fidelity Variable Insurance Products: Strategic Income Portfolio

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 45.4%
		Principal Amount (d)	Value (Note 1)
CONSUMER DISCRETIONARY - 8.2%
Auto Components - 0.3%
Dana Corp. 10.125% 3/15/10		$ 60,000	$ 67,950
EaglePicher, Inc. 9.75% 9/1/13		40,000	43,000
Tenneco Automotive, Inc. 11.625% 10/15/09		20,000	21,500
			132,450
Hotels, Restaurants & Leisure - 2.2%
Gaylord Entertainment Co. 8% 11/15/13		100,000	101,500
Herbst Gaming, Inc. 8.125% 6/1/12 (g)		60,000	60,825
Hilton Hotels Corp.:
7.625% 12/1/12		50,000	54,000
8.25% 2/15/11		40,000	44,600
ITT Corp. 7.375% 11/15/15		50,000	50,125
Mandalay Resort Group:
6.375% 12/15/11		80,000	81,200
6.5% 7/31/09		20,000	20,400
MGM MIRAGE 8.5% 9/15/10		50,000	54,000
Morton's Restaurant Group, Inc. 7.5% 7/1/10		40,000	37,200
Penn National Gaming, Inc. 6.875% 12/1/11 (g)		40,000	38,800
Royal Caribbean Cruises Ltd. 6.875% 12/1/13		40,000	39,500
Speedway Motorsports, Inc. 6.75% 6/1/13 (g)		60,000	60,600
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/1/12		100,000	107,000
Station Casinos, Inc.:
6% 4/1/12		80,000	77,200
6.5% 2/1/14		20,000	19,150
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11		120,000	128,100
Town Sports International Holdings, Inc. 0% 2/1/14 (e)(g)		40,000	18,000
Vail Resorts, Inc. 6.75% 2/15/14		100,000	94,375
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 12% 11/1/10		27,000	32,400
			1,118,975
Household Durables - 0.4%
Beazer Homes USA, Inc. 8.625% 5/15/11		50,000	53,000
K. Hovnanian Enterprises, Inc. 7.75% 5/15/13		40,000	39,800
KB Home 8.625% 12/15/08		50,000	53,500
Standard Pacific Corp. 9.25% 4/15/12		30,000	32,550
William Lyon Homes, Inc. 7.5% 2/15/14 (g)		50,000	47,125
			225,975
Internet & Catalog Retail - 0.1%
J. Crew Operating Corp. 10.375% 10/15/07		30,000	30,600

		Principal Amount (d)	Value (Note 1)
Media - 5.1%
AMC Entertainment, Inc. 9.875% 2/1/12		$ 70,000	$ 73,500
Cablevision Systems Corp. 8% 4/15/12 (g)		615,000	607,313
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (g)		100,000	96,500
8.375% 4/30/14 (g)		185,000	178,525
Cinemark USA, Inc. 9% 2/1/13		30,000	32,738
Cinemark, Inc. 0% 3/15/14 (e)(g)		80,000	52,200
Corus Entertainment, Inc. 8.75% 3/1/12		60,000	64,125
CSC Holdings, Inc.:
7.625% 4/1/11		40,000	40,600
7.625% 7/15/18		20,000	18,700
Dex Media, Inc. 8% 11/15/13 (g)		155,000	146,863
EchoStar DBS Corp. 6.375% 10/1/11		45,000	44,213
Entravision Communications Corp. 8.125% 3/15/09		90,000	92,700
Granite Broadcasting Corp. 9.75% 12/1/10 (g)		35,000	32,375
Haights Cross Communications, Inc. 0% 8/15/11 (e)		20,000	11,000
Haights Cross Operating Co. 11.75% 8/15/11		40,000	43,200
Houghton Mifflin Co.:
0% 10/15/13 (e)		230,000	119,600
8.25% 2/1/11		20,000	20,100
9.875% 2/1/13		130,000	130,325
IMAX Corp. 9.625% 12/1/10 (g)		45,000	42,188
Innova S. de R.L. 9.375% 9/19/13		230,000	241,500
Lamar Media Corp. 7.25% 1/1/13		50,000	51,500
PEI Holdings, Inc. 11% 3/15/10		60,000	69,600
Radio One, Inc. 8.875% 7/1/11		20,000	21,800
Telewest PLC 11% 10/1/07 (c)		290,000	172,550
The Reader's Digest Association, Inc. 6.5% 3/1/11		50,000	49,125
TV Azteca SA de CV:
euro 10.5% 2/15/07 (Reg. S)		75,000	76,500
yankee 10.5% 2/15/07		15,000	15,300
			2,544,640
Multiline Retail - 0.1%
Barneys, Inc. 9% 4/1/08		40,000	41,600
TOTAL CONSUMER DISCRETIONARY			4,094,240
CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.1%
Pathmark Stores, Inc. 8.75% 2/1/12		50,000	50,000
Food Products - 0.3%
Doane Pet Care Co. 10.75% 3/1/10		60,000	63,900
Nonconvertible Bonds - continued
		Principal Amount (d)	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - continued
Hines Nurseries, Inc. 10.25% 10/1/11		$ 60,000	$ 64,800
Pierre Foods, Inc. 9.875% 7/15/12 (g)		30,000	30,413
			159,113
Household Products - 0.2%
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (e)		120,000	92,400
Personal Products - 0.3%
Elizabeth Arden, Inc. 7.75% 1/15/14		40,000	40,400
Revlon Consumer Products Corp. 12% 12/1/05		100,000	111,500
			151,900
TOTAL CONSUMER STAPLES			453,413
ENERGY - 6.1%
Energy Equipment & Services - 0.4%
CHC Helicopter Corp. 7.375% 5/1/14 (g)		100,000	97,500
Hanover Compressor Co. 9% 6/1/14		30,000	31,125
Seabulk International, Inc. 9.5% 8/15/13		60,000	61,500
			190,125
Oil & Gas - 5.7%
Chesapeake Energy Corp.:
7.5% 9/15/13		40,000	41,650
7.75% 1/15/15		30,000	31,200
El Paso Corp.:
7% 5/15/11		275,000	240,625
7.875% 6/15/12		70,000	62,913
Encore Acquisition Co. 8.375% 6/15/12		40,000	42,400
Energy Partners Ltd. 8.75% 8/1/10		80,000	83,600
EXCO Resources, Inc. 7.25% 1/15/11		10,000	10,125
General Maritime Corp. 10% 3/15/13		150,000	166,125
InterNorth, Inc. 9.625% 3/15/06		100,000	26,130
OAO Gazprom 9.625% 3/1/13		150,000	154,125
Pecom Energia SA:
8.125% 7/15/10 (Reg. S)		55,000	51,425
9% 1/30/07 (g)		65,000	66,463
Petroleos Mexicanos 9.25% 3/30/18		175,000	196,438
Plains Exploration & Production Co. 7.125% 6/15/14 (g)		30,000	30,525
Plains Exploration & Production Co. LP Series B, 8.75% 7/1/12		100,000	107,500
Range Resources Corp. 7.375% 7/15/13 (g)		100,000	99,500
Teekay Shipping Corp. 8.875% 7/15/11		120,000	132,000

		Principal Amount (d)	Value (Note 1)
The Coastal Corp.:
6.5% 5/15/06		$ 85,000	$ 83,619
7.5% 8/15/06		20,000	19,800
7.625% 9/1/08		100,000	92,750
7.75% 6/15/10		300,000	270,750
Williams Companies, Inc.:
7.625% 7/15/19		215,000	206,400
7.875% 9/1/21		30,000	29,100
8.125% 3/15/12		425,000	452,625
YPF SA yankee 9.125% 2/24/09		135,000	146,475
			2,844,263
TOTAL ENERGY			3,034,388
FINANCIALS - 8.2%
Capital Markets - 0.5%
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (g)		250,000	259,375
Diversified Financial Services - 6.8%
Ahold Finance USA, Inc. 8.25% 7/15/10		133,000	139,650
American Airlines, Inc. pass thru trust certificates:
7.377% 5/23/19		147,675	103,373
7.379% 5/23/16		7,597	5,318
Arch Western Finance LLC 6.75% 7/1/13 (g)		40,000	40,000
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13 (g)		50,000	47,750
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (g)		210,000	212,100
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp. 0% 5/15/11 (e)		250,000	160,000
Continental Airlines, Inc. pass thru trust certificates:
6.9% 7/2/18		23,731	18,510
8.321% 11/1/06		25,000	22,500
Delta Air Lines, Inc. pass thru trust certificates:
7.711% 9/18/11		50,000	31,500
7.779% 11/18/05		40,000	24,800
7.92% 5/18/12		130,000	85,117
FIMEP SA 10.5% 2/15/13		70,000	79,713
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		70,000	77,525
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12 (g)		10,000	10,400
Huntsman Advanced Materials LLC 11% 7/15/10 (g)		20,000	22,200
Hurricane Finance BV 9.625% 2/12/10 (g)		40,000	41,700
Ispat Inland ULC 9.75% 4/1/14 (g)		30,000	30,900
Japan Finance Corp. for Municipal Enterprises 1.55% 2/21/12	JPY	53,000,000	486,150
Nonconvertible Bonds - continued
		Principal Amount (d)	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
Jostens Holding Corp. 0% 12/1/13 (e)		$ 80,000	$ 54,400
Kraton Polymers LLC/Kraton Polymers Capital Corp. 8.125% 1/15/14 (g)		40,000	40,400
Level 3 Financing, Inc. 10.75% 10/15/11 (g)		130,000	114,400
Mobile Telesystems Finance SA:
9.75% 1/30/08 (g)		60,000	62,100
9.75% 1/30/08 (Reg. S)		85,000	87,975
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10 (g)		120,000	120,000
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		90,000	94,050
Northwest Airlines, Inc. pass thru trust certificates:
7.95% 9/1/16		54,045	41,615
8.304% 9/1/10		44,723	35,108
PDVSA Finance Ltd. 9.75% 2/15/10		100,000	109,750
Pemex Project Funding Master Trust:
2.82% 6/15/10 (g)(h)		125,000	125,563
2.94% 10/15/09 (g)(h)		75,000	77,888
Petronas Capital Ltd. 7.875% 5/22/22 (Reg. S)		100,000	110,375
R.H. Donnelley Finance Corp. I 10.875% 12/15/12		75,000	87,188
Ship Finance International Ltd. 8.5% 12/15/13 (g)		145,000	139,925
TRW Automotive Acquisition Corp.:
9.375% 2/15/13		120,000	135,300
11% 2/15/13		13,000	15,308
Tyumen Oil Co. 11% 11/6/07		100,000	110,000
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		90,000	104,175
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11 (g)		50,000	52,000
Xerox Capital Trust I 8% 2/1/27		75,000	68,625
			3,425,351
Real Estate - 0.9%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12 (g)		70,000	71,400
BF Saul REIT 7.5% 3/1/14		80,000	78,400
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		50,000	52,000

		Principal Amount (d)	Value (Note 1)
La Quinta Properties, Inc. 8.875% 3/15/11		$ 80,000	$ 86,000
Senior Housing Properties Trust 8.625% 1/15/12		140,000	151,900
			439,700
TOTAL FINANCIALS			4,124,426
HEALTH CARE - 2.1%
Biotechnology - 0.1%
Polypore, Inc. 8.75% 5/15/12 (g)		50,000	52,125
Health Care Equipment & Supplies - 0.2%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		70,000	73,500
Health Care Providers & Services - 1.7%
AmeriPath, Inc. 10.5% 4/1/13		100,000	101,250
AmerisourceBergen Corp.:
7.25% 11/15/12		30,000	30,600
8.125% 9/1/08		10,000	10,750
Beverly Enterprises, Inc. 7.875% 6/15/14 (g)		105,000	103,688
Concentra Operating Corp. 9.125% 6/1/12 (g)		120,000	125,400
Fountain View, Inc. 9.25% 8/19/08 (f)		10,000	10,000
HCA, Inc. 7.875% 2/1/11		100,000	107,630
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14 (g)		90,000	91,800
Service Corp. International (SCI) 6.75% 4/1/16 (g)		75,000	69,375
Tenet Healthcare Corp. 9.875% 7/1/14 (g)		100,000	99,500
Triad Hospitals, Inc. 7% 11/15/13		120,000	114,900
			864,893
Pharmaceuticals - 0.1%
Leiner Health Products, Inc. 11% 6/1/12 (g)		40,000	41,200
TOTAL HEALTH CARE			1,031,718
INDUSTRIALS - 2.6%
Aerospace & Defense - 0.1%
BE Aerospace, Inc. 8.875% 5/1/11		70,000	65,275
Airlines - 0.2%
Continental Airlines, Inc. 8% 12/15/05		100,000	89,000
Northwest Airlines Corp. 10% 2/1/09		20,000	15,000
			104,000
Building Products - 0.2%
Jacuzzi Brands, Inc. 9.625% 7/1/10		80,000	85,600
Commercial Services & Supplies - 0.4%
Allied Waste North America, Inc. 6.375% 4/15/11 (g)		130,000	127,400
Worldspan LP 9.625% 6/15/11		75,000	77,250
			204,650
Nonconvertible Bonds - continued
		Principal Amount (d)	Value (Note 1)
INDUSTRIALS - continued
Machinery - 0.2%
Navistar International Corp. 7.5% 6/15/11		$ 100,000	$ 102,500
Marine - 0.2%
Horizon Lines LLC 9% 11/1/12 (g)		30,000	30,563
OMI Corp. 7.625% 12/1/13		90,000	88,200
			118,763
Road & Rail - 1.3%
Kansas City Southern Railway Co. 7.5% 6/15/09		340,000	340,000
TFM SA de CV yankee 11.75% 6/15/09		305,000	298,900
			638,900
TOTAL INDUSTRIALS			1,319,688
INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.4%
Lucent Technologies, Inc. 6.45% 3/15/29		255,000	195,075
Electronic Equipment & Instruments - 0.5%
Celestica, Inc. 7.875% 7/1/11		250,000	253,750
IT Services - 0.2%
Iron Mountain, Inc. 6.625% 1/1/16		130,000	117,650
Office Electronics - 0.6%
Xerox Corp.:
7.125% 6/15/10		225,000	230,625
7.625% 6/15/13		65,000	66,625
			297,250
Semiconductors & Semiconductor Equipment - 0.3%
Amkor Technology, Inc. 7.125% 3/15/11 (g)		50,000	46,625
Viasystems, Inc. 10.5% 1/15/11 (g)		90,000	94,950
			141,575
TOTAL INFORMATION TECHNOLOGY			1,005,300
MATERIALS - 5.1%
Chemicals - 1.6%
America Rock Salt Co. LLC 9.5% 3/15/14 (g)		80,000	82,000
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11		40,000	44,400
Huntsman ICI Chemicals LLC 10.125% 7/1/09		85,000	86,275
Huntsman ICI Holdings LLC 0% 12/31/09		270,000	130,950
Huntsman LLC:
8.8% 7/15/11 (g)(h)		20,000	20,200
11.5% 7/15/12 (g)		40,000	40,400
11.625% 10/15/10		70,000	77,175
Lyondell Chemical Co. 11.125% 7/15/12		100,000	109,750

		Principal Amount (d)	Value (Note 1)
Millennium America, Inc.:
9.25% 6/15/08		$ 40,000	$ 42,400
9.25% 6/15/08 (g)		30,000	31,800
Phibro Animal Health Corp. 13% 12/1/07 unit (g)		40,000	43,600
Pliant Corp. 0% 6/15/09 (e)		80,000	67,200
Resolution Performance Products LLC/RPP Capital Corp. 9.5% 4/15/10		50,000	51,500
			827,650
Containers & Packaging - 1.2%
BWAY Corp. 10% 10/15/10		90,000	95,400
Crown Cork & Seal, Inc. 8% 4/15/23		115,000	100,625
Crown European Holdings SA:
9.5% 3/1/11		25,000	27,313
10.875% 3/1/13		25,000	28,625
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13		50,000	49,125
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13		110,000	113,300
8.75% 11/15/12		100,000	108,000
8.875% 2/15/09		80,000	86,000
			608,388
Metals & Mining - 1.5%
Compass Minerals International, Inc. 0% 6/1/13 (e)		160,000	123,200
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		190,000	171,000
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		100,000	92,000
10.125% 2/1/10		25,000	27,750
International Steel Group, Inc. 6.5% 4/15/14 (g)		125,000	116,875
Luscar Coal Ltd. 9.75% 10/15/11		40,000	44,600
Massey Energy Co. 6.625% 11/15/10		70,000	69,650
Oregon Steel Mills, Inc. 10% 7/15/09		45,000	47,475
Peabody Energy Corp. 6.875% 3/15/13		50,000	50,625
			743,175
Paper & Forest Products - 0.8%
Ainsworth Lumber Co. Ltd. 6.75% 3/15/14 (g)		50,000	46,750
Georgia-Pacific Corp.:
7.375% 12/1/25		72,000	67,230
8% 1/15/24 (g)		40,000	40,100
9.375% 2/1/13		70,000	79,975
Millar Western Forest Products Ltd. 7.75% 11/15/13		50,000	50,250
Norske Skog Canada Ltd. 8.625% 6/15/11		50,000	53,000
Nonconvertible Bonds - continued
		Principal Amount (d)	Value (Note 1)
MATERIALS - continued
Paper & Forest Products - continued
Solo Cup Co. 8.5% 2/15/14 (g)		$ 10,000	$ 9,300
Stone Container Corp. 9.75% 2/1/11		40,000	44,000
			390,605
TOTAL MATERIALS			2,569,818
TELECOMMUNICATION SERVICES - 8.1%
Diversified Telecommunication Services - 5.3%
Empresa Brasil de Telecomm SA:
11% 12/15/08 (g)		125,000	135,000
11% 12/15/08		30,000	32,400
Eschelon Operating Co. 8.375% 3/15/10		20,000	16,400
Mobifon Holdings BV 12.5% 7/31/10		120,000	136,800
NTL Cable PLC 8.75% 4/15/14 (g)		545,000	559,988
Primus Telecommunications Group, Inc. 8% 1/15/14		60,000	51,600
Qwest Communications International, Inc.:
7.25% 2/15/11 (g)		55,000	51,150
7.5% 2/15/14 (g)		200,000	182,000
Qwest Corp. 9.125% 3/15/12 (g)		775,000	837,000
Qwest Services Corp. 13.5% 12/15/10 (g)		50,000	58,000
Telefonica de Argentina SA 9.125% 11/7/10		80,000	76,800
Telenet Group Holding NV 0% 6/15/14 (e)(g)		300,000	190,500
Telewest Communications PLC yankee 11.25% 11/1/08 (c)		140,000	82,250
Triton PCS, Inc.:
8.75% 11/15/11		115,000	94,875
9.375% 2/1/11		135,000	115,425
U.S. West Communications:
7.25% 9/15/25		5,000	4,300
7.5% 6/15/23		25,000	22,000
8.875% 6/1/31		5,000	4,875
			2,651,363
Wireless Telecommunication Services - 2.8%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		180,000	185,400
Crown Castle International Corp.:
Series B, 7.5% 12/1/13		100,000	99,000
7.5% 12/1/13		50,000	49,500
9.375% 8/1/11		15,000	16,500
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13		20,000	22,150
Globe Telecom, Inc. 9.75% 4/15/12		45,000	49,275
Millicom International Cellular SA 10% 12/1/13 (g)		130,000	131,300
Nextel Communications, Inc.:
5.95% 3/15/14		20,000	18,400
7.375% 8/1/15		500,000	502,500

		Principal Amount (d)	Value (Note 1)
Rogers Wireless, Inc. 6.375% 3/1/14		$ 80,000	$ 73,400
Rural Cellular Corp.:
8.25% 3/15/12 (g)		20,000	20,500
9.875% 2/1/10		40,000	39,800
Telemig Cellular SA/Amazonia Cellular SA 8.75% 1/20/09 (g)		70,000	64,400
Western Wireless Corp. 9.25% 7/15/13		140,000	143,500
			1,415,625
TOTAL TELECOMMUNICATION SERVICES			4,066,988
UTILITIES - 2.1%
Electric Utilities - 0.4%
CMS Energy Corp. 8.5% 4/15/11		120,000	123,000
Illinois Power Co. 11.5% 12/15/10		50,000	59,125
Sierra Pacific Power Co. 6.25% 4/15/12 (g)		40,000	37,500
			219,625
Gas Utilities - 0.9%
ANR Pipeline, Inc.:
7.375% 2/15/24		25,000	23,313
9.625% 11/1/21		105,000	117,075
Southern Natural Gas Co.:
7.35% 2/15/31		40,000	35,450
8% 3/1/32		15,000	14,006
8.875% 3/15/10		120,000	130,500
Tennessee Gas Pipeline Co.:
7% 10/15/28		10,000	8,700
7.5% 4/1/17		70,000	67,375
8.375% 6/15/32		40,000	39,000
			435,419
Multi-Utilities & Unregulated Power - 0.8%
AES Corp.:
8.75% 5/15/13 (g)		100,000	107,000
8.875% 2/15/11		40,000	41,550
Calpine Corp. 8.75% 7/15/13 (g)		185,000	152,625
Enron Corp. 7.625% 9/10/04 (c)		200,000	51,500
Sierra Pacific Resources 8.625% 3/15/14 (g)		40,000	38,900
			391,575
TOTAL UTILITIES			1,046,619
TOTAL NONCONVERTIBLE BONDS (Cost $22,877,153)			22,746,598
U.S. Government and Government Agency Obligations - 21.7%

U.S. Government Agency Obligations - 5.1%
Fannie Mae 3.25% 2/15/09		2,681,000	2,583,017
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value (Note 1)
U.S. Treasury Inflation Protected Obligations - 3.3%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28		$ 439,327	$ 535,979
U.S. Treasury Inflation-Indexed Notes 1.875% 7/15/13		1,129,944	1,116,173
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			1,652,152
U.S. Treasury Obligations - 13.3%
U.S. Treasury Bonds 5.375% 2/15/31		775,000	781,630
U.S. Treasury Notes:
1.875% 11/30/05		3,919,000	3,891,888
4.25% 11/15/13		2,038,000	1,983,626
TOTAL U.S. TREASURY OBLIGATIONS			6,657,144
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $10,910,942)			10,892,313
Foreign Government and Government Agency Obligations - 23.1%

Argentine Republic 1.2138% 8/3/12 (c)(h)		60,000	39,999
Bogota Distrito Capital 9.5% 12/12/06 (Reg. S)		100,000	108,000
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14		826,803	761,176
new money bond L 7.6875% 4/15/09 (Reg.) (h)		8,824	7,964
new money bond L, 2.11% 4/15/09 (Bearer) (h)		29,413	26,545
par Z-L 6% 4/15/24		250,000	195,000
11% 8/17/40		175,000	164,938
11.25% 7/26/07		65,000	70,038
11.5% 3/12/08		65,000	69,453
12% 4/15/10		35,000	37,188
12.75% 1/15/20		10,000	10,700
Bulgarian Republic Brady discount A 1.9825% 7/28/24 (h)		60,000	60,000
Canadian Government:
3% 6/1/06	CAD	180,000	134,295
5.25% 6/1/13	CAD	425,000	327,217
5.5% 6/1/09	CAD	515,000	406,433
5.75% 6/1/29	CAD	256,000	202,282
Central Bank of Nigeria promissory note 5.092% 1/5/10		59,160	53,991
City of Kiev 8.75% 8/8/08		100,000	103,000
Colombian Republic:
9.75% 4/23/09		100,000	107,000
10.75% 1/15/13		70,000	74,813
11.75% 2/25/20		25,000	27,344

		Principal Amount (d)	Value (Note 1)
Dominican Republic:
Brady 2% 8/30/09 (h)		$ 142,083	$ 94,485
9.5% 9/27/06 (Reg. S)		10,000	7,000
Ecuador Republic 12% 11/15/12 (Reg. S)		200,000	176,500
French Government 3.75% 1/12/07	EUR	1,115,000	1,386,371
German Federal Republic 4.25% 1/4/14	EUR	1,285,000	1,563,299
Italian Republic 5.75% 2/1/33	EUR	150,000	201,472
Japan Government 0.5% 12/20/06	JPY	62,000,000	572,977
Lebanese Republic 10.125% 8/6/08		45,000	49,613
Panamanian Republic:
9.625% 2/8/11		25,000	27,625
10.75% 5/15/20		10,000	11,250
Peruvian Republic 9.125% 2/21/12		90,000	92,250
Philippine Republic:
8.375% 2/15/11		320,000	317,200
9.875% 1/15/19		30,000	29,850
Russian Federation:
5% 3/31/30 (Reg. S) (f)		800,000	731,000
8.25% 3/31/10 (Reg. S)		135,000	145,125
South African Republic:
7.375% 4/25/12		50,000	54,250
9.125% 5/19/09		40,000	46,450
Turkish Republic:
0% 8/24/05	TRL	135,000,000,000	68,106
10.5% 1/13/08		250,000	269,375
11% 1/14/13		50,000	54,750
11.75% 6/15/10		50,000	56,125
12.375% 6/15/09		55,000	62,838
Ukraine Government 7.65% 6/11/13 (Reg. S)		100,000	95,250
United Kingdom, Great Britain & Northern Ireland:
5% 3/7/08	GBP	90,000	163,566
5% 9/7/14	GBP	496,000	895,203
United Mexican States:
7.5% 4/8/33		230,000	223,675
10.375% 2/17/09		200,000	241,800
11.5% 5/15/26		125,000	175,438
Uruguay Republic 7.25% 2/15/11		70,000	57,575
Venezuelan Republic:
Discount A, 2.1325% 3/31/20 (h)		250,000	208,750
9.25% 9/15/27		90,000	76,050
10.75% 9/19/13		150,000	148,875
11% 3/5/08	EUR	35,000	44,927
euro Brady par W-A 6.75% 3/31/20		250,000	222,500
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (f)		25,000	16,188
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $11,566,048)			11,575,084
Nonconvertible Preferred Stocks - 0.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 0.2%
Media - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%	59	$ 60,180
Specialty Retail - 0.1%
General Nutrition Centers Holding Co. 12.00% (g)	30	32,400
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $91,870)		92,580
Floating Rate Loans - 0.3%
		Principal Amount (d)
FINANCIALS - 0.2%
Consumer Finance - 0.2%
Metris Companies, Inc. term loan 10.61% 5/6/07 (h)		$ 100,000	101,250
UTILITIES - 0.1%
Electric Utilities - 0.1%
Astoria Energy LLC term loan 10.3363% 4/15/12 (h)		50,000	51,375
TOTAL FLOATING RATE LOANS (Cost $153,241)			152,625
Sovereign Loan Participations - 0.2%
Indonesian Republic loan participation:
- Credit Suisse First Boston 2.0625% 3/28/13 (h)		124,405	103,878
- Deutsche Bank 0.965% 3/28/13 (h)	JPY	2,860,000	20,761
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $126,244)			124,639
Money Market Funds - 9.0%
Shares
Fidelity Cash Central Fund, 1.16% (b) (Cost $4,518,898)	4,518,898	4,518,898
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $50,244,396)	50,102,737
NET OTHER ASSETS - 0.1%	25,472
NET ASSETS - 100%	$ 50,128,209
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
TRL	-	Turkish lira
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,256,730 or 14.5% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	64.7%
Canada	4.0%
United Kingdom	3.7%
Brazil	3.1%
Germany	3.1%
France	3.1%
Mexico	3.0%
Russia	2.6%
Japan	2.1%
Venezuela	1.4%
Others (individually less than 1%)	9.2%
100.0%

Purchases and sales of securities, other than short-term securities, aggregated $42,417,300 and $5,635,804, respectively, of which long-term U.S. government and government agency obligations aggregated $9,494,334 and $600,067, respectively.

The fund participated in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $152,625 or 0.3% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Strategic Income Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $50,244,396) - See accompanying schedule		$ 50,102,737
Cash		524,378
Foreign currency held at value (cost $5)		5
Receivable for investments sold		114,668
Receivable for fund shares sold		220,220
Interest receivable		739,263
Total assets		51,701,271

Liabilities
Payable for investments purchased	$ 1,521,835
Accrued management fee	24,088
Distribution fees payable	1,000
Other affiliated payables	5,477
Other payables and accrued expenses	20,662
Total liabilities		1,573,062

Net Assets		$ 50,128,209
Net Assets consist of:
Paid in capital		$ 49,937,775
Undistributed net investment income		419,036
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(85,768)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(142,834)
Net Assets		$ 50,128,209
Initial Class: Net Asset Value, offering price and redemption price per share ($43,223,086 ÷ 4,378,317 shares)		$ 9.87

Service Class: Net Asset Value, offering price and redemption price per share ($3,453,920 ÷ 350,174 shares)		$ 9.86

Service Class 2: Net Asset Value, offering price and redemption price per share ($3,451,203 ÷ 350,174 shares)		$ 9.86

Statement of Operations

Six months ended June 30, 2004 (Unaudited)

Investment Income
Interest		518,735

Expenses
Management fee	$ 52,395
Transfer agent fees	7,124
Distribution fees	6,103
Accounting fees and expenses	17,743
Non-interested trustees' compensation	27
Custodian fees and expenses	12,315
Audit	17,266
Legal	49
Miscellaneous	28
Total expenses before reductions	113,050
Expense reductions	(15,582)	97,468
Net investment income (loss)		421,267
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(88,081)
Foreign currency transactions	2,313
Total net realized gain (loss)		(85,768)
Change in net unrealized appreciation (depreciation) on: Investment securities	(140,292)
Assets and liabilities in foreign currencies	(1,325)
Total change in net unrealized appreciation (depreciation)		(141,617)
Net gain (loss)		(227,385)
Net increase (decrease) in net assets resulting from operations		$ 193,882

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Strategic Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	December 23, 2003 (commencement of operations) to December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 421,267	$ 3,059
Net realized gain (loss)	(85,768)	(290)
Change in net unrealized appreciation (depreciation)	(141,617)	(1,217)
Net increase (decrease) in net assets resulting from operations	193,882	1,552
Distributions to shareholders from net investment income	(5,000)	-
Share transactions - net increase (decrease)	39,937,745	10,000,030
Total increase (decrease) in net assets	40,126,627	10,001,582

Net Assets
Beginning of period	10,001,582	-
End of period (including undistributed net investment income of $419,036 and undistributed net investment income of $3,059, respectively)	$ 50,128,209	$ 10,001,582
Other Information:
Share Transactions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	4,139,701	-	-
Reinvested	148	173	173
Redeemed	(61,533)	-	-
Net increase (decrease)	4,078,316	173	173

Dollars Sold	$ 40,529,195	-	-
Reinvested	1,500	1,750	1,750
Redeemed	(596,450)	-	-
Net increase (decrease)	$ 39,934,245	$ 1,750	$ 1,750

Share Transactions	December 23, 2003 (commencement of operations) to December 31, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	300,001	350,001	350,001
Reinvested	-	-	-
Redeemed	-	-	-
Net increase (decrease)	300,001	350,001	350,001

Dollars Sold	$ 3,000,010	$ 3,500,010	$ 3,500,010
Reinvested	-	-	-
Redeemed	-	-	-
Net increase (decrease)	$ 3,000,010	$ 3,500,010	$ 3,500,010
Distributions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 1,500	$ 1,750	$ 1,750

See accompanying notes which are an integral part of the financial statements.

Strategic Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2004	Year ended December 31,
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.224	.003
Net realized and unrealized gain (loss)	(.349)	(.003)
Total from investment operations	(.125)	.000
Distributions from net investment income	(.005)	-
Net asset value, end of period	$ 9.87	$ 10.00
Total ReturnB,C,D	(1.25)%	.00%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.17%A	10.00%A
Expenses net of voluntary waivers, if any	1.00%A	1.00%A
Expenses net of all reductions	1.00%A	1.00%A
Net investment income (loss)	4.67%A	1.36%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,223	$ 3,001
Portfolio turnover rate	67%A	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 23, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2004	Year ended December 31,
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.228	.003
Net realized and unrealized gain (loss)	(.363)	(.003)
Total from investment operations	(.135)	.000
Distributions from net investment income	(.005)	-
Net asset value, end of period	$ 9.86	$ 10.00
Total ReturnB,C,D	(1.35)%	.00%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.26%A	10.10%A
Expenses net of voluntary waivers, if any	1.10%A	1.10%A
Expenses net of all reductions	1.10%A	1.10%A
Net investment income (loss)	4.57%A	1.26%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,454	$ 3,501
Portfolio turnover rate	67%A	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 23, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2004	Year ended December 31,
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.221	.003
Net realized and unrealized gain (loss)	(.356)	(.003)
Total from investment operations	(.135)	.000
Distributions from net investment income	(.005)	-
Net asset value, end of period	$ 9.86	$ 10.00
Total ReturnB,C,D	(1.35)%	.00%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.41%A	10.25%A
Expenses net of voluntary waivers, if any	1.25%A	1.25%A
Expenses net of all reductions	1.25%A	1.25%A
Net investment income (loss)	4.42%A	1.11%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,451	$ 3,500
Portfolio turnover rate	67%A	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 23, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Strategic Income Portfolio

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Strategic Income Portfolio (the fund) is a fund of Variable Insurance Products Fund IV (the trust) (referred to in this report as Fidelity Variable Insurance Products: Strategic Income Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation- indexed bond is recorded as interest income, even though the principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and market discount.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 362,761	|
Unrealized depreciation	(493,030)
Net unrealized appreciation (depreciation)	$ (130,269)
Cost for federal income tax purposes	$ 50,233,006

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 1,745	|
Service Class 2	4,358
	$ 6,103

Strategic Income Portfolio

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 4,542	|
Service Class	1,292
Service Class 2	1,290
	$ 7,124

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $10,224 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Initial Class	1.00%	$ 9,671
Service Class	1.10%	2,873
Service Class 2	1.25%	2,861
		$ 15,405

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $177.

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

Semiannual Report

Semiannual Report

Strategic Income Portfolio

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPSI-SANN-0804-01
1.803539.100

Fidelity® Variable Insurance Products:

Real Estate Portfolio

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Investment Summary	3	A summary of the fund's investments at period end.
Investments	4	A complete list of the fund's investments with their market values.
Financial Statements	6	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	10	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 800-221-5207 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Fidelity Variable Insurance Products: Real Estate Portfolio

Investment Summary

Top Ten Stocks as of June 30, 2004
% of fund's net assets
Starwood Hotels & Resorts Worldwide, Inc. unit	7.3
Vornado Realty Trust	7.0
ProLogis	6.1
CenterPoint Properties Trust (SBI)	5.3
Simon Property Group, Inc.	5.2
Reckson Associates Realty Corp.	5.2
Equity Office Properties Trust	4.9
CBL & Associates Properties, Inc.	4.9
Duke Realty Corp.	4.7
General Growth Properties, Inc.	3.9
54.5
Top Five REIT Sectors as of June 30, 2004
% of fund's net assets
REITs - Industrial Buildings	25.0
REITs - Malls	18.4
REITs - Office Buildings	14.3
REITs - Shopping Centers	14.2
REITs - Apartments	9.7
Asset Allocation (% of fund's net assets)
As of June 30, 2004*
Stocks 96.8%
Short-Term Investments and Net Other Assets 3.2%
* Foreign investments	0.0%

Semiannual Report

Fidelity Variable Insurance Products: Real Estate Portfolio

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value (Note 1)
HOTELS, RESTAURANTS & LEISURE - 7.3%
Hotels, Resorts & Cruise Lines - 7.3%
Starwood Hotels & Resorts Worldwide, Inc. unit	116,730	$ 5,235,338
REAL ESTATE - 89.5%
Real Estate Investment Trusts - 0.3%
Inland Real Estate Corp.	14,900	193,849
Real Estate Management & Development - 0.8%
CB Richard Ellis Group, Inc. Class A	12,100	231,110
The St. Joe Co.	8,250	327,525
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		558,635
REITs - Apartments - 9.7%
Apartment Investment & Management Co. Class A	88,820	2,764,967
AvalonBay Communities, Inc.	7,200	406,944
Cornerstone Realty Income Trust, Inc.	22,000	192,940
Equity Residential (SBI)	83,900	2,494,347
Home Properties of New York, Inc.	27,400	1,068,052
TOTAL REITS - APARTMENTS		6,927,250
REITs - Health Care Facilities - 1.9%
Health Care Property Investors, Inc.	27,300	656,292
Omega Healthcare Investors, Inc.	8,800	88,352
Ventas, Inc.	26,100	609,435
TOTAL REITS - HEALTH CARE FACILITIES		1,354,079
REITs - Hotels - 0.4%
Host Marriott Corp. (a)	700	8,652
MeriStar Hospitality Corp. (a)	42,020	287,417
TOTAL REITS - HOTELS		296,069
REITs - Industrial Buildings - 25.0%
Catellus Development Corp.	82,552	2,034,907
CenterPoint Properties Trust (SBI)	49,665	3,811,789
Duke Realty Corp.	104,620	3,327,962
Liberty Property Trust (SBI)	40,400	1,624,484
ProLogis	132,420	4,359,266
Public Storage, Inc.	59,340	2,730,233
TOTAL REITS - INDUSTRIAL BUILDINGS		17,888,641
REITs - Malls - 18.4%
CBL & Associates Properties, Inc.	63,210	3,476,550
General Growth Properties, Inc.	94,610	2,797,618
Simon Property Group, Inc.	72,840	3,745,433

	Shares	Value (Note 1)
The Mills Corp.	22,750	$ 1,062,425
The Rouse Co.	43,700	2,075,750
TOTAL REITS - MALLS		13,157,776
REITs - Management/Investment - 2.0%
Capital Automotive (SBI)	11,272	330,608
Newcastle Investment Corp.	37,000	1,108,150
TOTAL REITS - MANAGEMENT/INVESTMENT		1,438,758
REITs - Mobile Home Parks - 1.4%
Manufactured Home Communities, Inc.	30,200	1,002,338
REITs - Office Buildings - 14.3%
Alexandria Real Estate Equities, Inc.	700	39,746
Boston Properties, Inc.	46,700	2,338,736
Equity Office Properties Trust	129,900	3,533,280
Highwoods Properties, Inc. (SBI)	9,090	213,615
Kilroy Realty Corp.	11,900	405,790
Reckson Associates Realty Corp.	134,710	3,699,137
TOTAL REITS - OFFICE BUILDINGS		10,230,304
REITs - Prisons - 1.1%
Correctional Properties Trust	25,398	742,892
REITs - Shopping Centers - 14.2%
Cedar Shopping Centers, Inc.	9,000	103,410
Federal Realty Investment Trust (SBI)	32,440	1,349,180
Pan Pacific Retail Properties, Inc.	31,800	1,606,536
Price Legacy Corp.	23,958	442,265
Regency Centers Corp.	39,700	1,703,130
Vornado Realty Trust	87,100	4,974,281
TOTAL REITS - SHOPPING CENTERS		10,178,802
TOTAL REAL ESTATE		63,969,393
TOTAL COMMON STOCKS (Cost $64,974,834)		69,204,731
Money Market Funds - 3.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.16% (b) (Cost $2,466,960)	2,466,960	$ 2,466,960
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $67,441,794)	71,671,691
NET OTHER ASSETS - (0.2)%	(143,942)
NET ASSETS - 100%	$ 71,527,749
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $59,259,305 and $36,175,469, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9,937 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $3,276,222. The weighted average interest rate was 1.13%. At period end there were no interfund loans outstanding.

See accompanying notes which are an integral part of the financial statements.

Real Estate Portfolio

Fidelity Variable Insurance Products: Real Estate Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $67,441,794) - See accompanying schedule		$ 71,671,691
Receivable for investments sold		649,837
Receivable for fund shares sold		4,215
Dividends receivable		257,897
Interest receivable		2,492
Prepaid expenses		30
Other receivables		6,461
Total assets		72,592,623

Liabilities
Payable for investments purchased	$ 789,172
Payable for fund shares redeemed	218,727
Accrued management fee	33,273
Distribution fees payable	618
Other affiliated payables	6,643
Other payables and accrued expenses	16,441
Total liabilities		1,064,874

Net Assets		$ 71,527,749
Net Assets consist of:
Paid in capital		$ 67,911,215
Undistributed net investment income		783,671
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,397,034)
Net unrealized appreciation (depreciation) on investments		4,229,897
Net Assets		$ 71,527,749
Initial Class: Net Asset Value, offering price and redemption price per share ($67,187,990 ÷ 4,770,123 shares)		$ 14.09

Service Class: Net Asset Value, offering price and redemption price per share ($2,172,577 ÷ 154,489 shares)		$ 14.06

Service Class 2: Net Asset Value, offering price and redemption price per share ($2,167,182 ÷ 154,495 shares)		$ 14.03

Statement of Operations

Six months ended June 30, 2004 (Unaudited)

Investment Income
Dividends		$ 1,069,518
Interest		14,442
Total income		1,083,960

Expenses
Management fee	$ 197,944
Transfer agent fees	24,546
Distribution fees	3,683
Accounting fees and expenses	16,642
Non-interested trustees' compensation	147
Custodian fees and expenses	8,767
Audit	19,260
Legal	396
Interest	928
Miscellaneous	68
Total expenses before reductions	272,381
Expense reductions	(11,810)	260,571
Net investment income (loss)		823,389
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(1,359,987)
Foreign currency transactions	453
Total net realized gain (loss)		(1,359,534)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,569,280
Assets and liabilities in foreign currencies	(18)
Total change in net unrealized appreciation (depreciation)		1,569,262
Net gain (loss)		209,728
Net increase (decrease) in net assets resulting from operations		$ 1,033,117

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 823,389	$ 514,875
Net realized gain (loss)	(1,359,534)	304,087
Change in net unrealized appreciation (depreciation)	1,569,262	2,580,758
Net increase (decrease) in net assets resulting from operations	1,033,117	3,399,720
Distributions to shareholders from net investment income	(46,929)	(513,643)
Distributions to shareholders from net realized gain	(93,857)	(239,700)
Total distributions	(140,786)	(753,343)
Share transactions - net increase (decrease)	21,223,333	41,635,633
Total increase (decrease) in net assets	22,115,664	44,282,010

Net Assets
Beginning of period	49,412,085	5,130,075
End of period (including undistributed net investment income of $783,671 and undistributed net investment income of $7,211, respectively)	$ 71,527,749	$ 49,412,085
Other Information:
Share Transactions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	3,418,911	-	-
Reinvested	9,389	331	331
Redeemed	(2,065,880)	-	-
Net increase (decrease)	1,362,420	331	331
Dollars Sold	$ 48,437,734	$ -	$ -
Reinvested	131,537	4,625	4,625
Redeemed	(27,355,188)	-	-
Net increase (decrease)	$ 21,214,083	$ 4,625	$ 4,625
Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	3,172,692	-	-
Reinvested	51,781	2,518	2,524
Redeemed	(18,958)	-	-
Net increase (decrease)	3,205,515	2,518	2,524
Dollars Sold	$ 41,129,487	$ -	$ -
Reinvested	686,621	33,361	33,361
Redeemed	(247,197)	-	-
Net increase (decrease)	$ 41,568,911	$ 33,361	$ 33,361
Distributions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 43,845	$ 1,542	$ 1,542
From net realized gain	87,691	3,083	3,083
Total	$ 131,536	$ 4,625	$ 4,625
	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 468,151	$ 22,746	$ 22,746
From net realized gain	218,470	10,615	10,615
Total	$ 686,621	$ 33,361	$ 33,361

See accompanying notes which are an integral part of the financial statements.

Real Estate Portfolio

Fidelity Variable Insurance Products: Real Estate Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.30	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.16	.48F	.08
Net realized and unrealized gain (loss)	.66	2.89	.18
Total from investment operations	.82	3.37	.26
Distributions from net investment income	(.01)	(.15)	(.11)
Distributions from net realized gain	(.02)	(.07)	-
Total distributions	(.03)	(.22)	(.11)
Net asset value, end of period	$ 14.09	$ 13.30	$ 10.15
Total ReturnB,C,D	6.17%	33.21%	2.61%
Ratios to Average Net AssetsH
Expenses before expense reductions	.78%A	1.72%	4.89%A
Expenses net of voluntary waivers, if any	.78%A	1.03%	1.25%A
Expenses net of all reductions	.74%A	1.00%	1.22%A
Net investment income (loss)	2.39%A	4.44%	5.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 67,188	$ 45,320	$ 2,052
Portfolio turnover rate	109%A	46%	44%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.11 per share.

G For the period November 6, 2002 (commencement of operations) to December 31, 2002.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.28	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.16	.49F	.08
Net realized and unrealized gain (loss)	.65	2.86	.18
Total from investment operations	.81	3.35	.26
Distributions from net investment income	(.01)	(.15)	(.11)
Distributions from net realized gain	(.02)	(.07)	-
Total distributions	(.03)	(.22)	(.11)
Net asset value, end of period	$ 14.06	$ 13.28	$ 10.15
Total ReturnB,C,D	6.10%	33.01%	2.61%
Ratios to Average Net AssetsH
Expenses before expense reductions	.87%A	1.80%	4.99%A
Expenses net of voluntary waivers, if any	.87%A	1.24%	1.35%A
Expenses net of all reductions	.84%A	1.22%	1.31%A
Net investment income (loss)	2.29%A	4.23%	5.28%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,173	$ 2,048	$ 1,539
Portfolio turnover rate	109%A	46%	44%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.11 per share.

G For the period November 6, 2002 (commencement of operations) to December 31, 2002.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.26	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.15	.47F	.08
Net realized and unrealized gain (loss)	.65	2.86	.18
Total from investment operations	.80	3.33	.26
Distributions from net investment income	(.01)	(.15)	(.11)
Distributions from net realized gain	(.02)	(.07)	-
Total distributions	(.03)	(.22)	(.11)
Net asset value, end of period	$ 14.03	$ 13.26	$ 10.15
Total ReturnB,C,D	6.03%	32.81%	2.61%
Ratios to Average Net AssetsH
Expenses before expense reductions	1.02%A	1.95%	5.14%A
Expenses net of voluntary waivers, if any	1.02%A	1.39%	1.50%A
Expenses net of all reductions	.99%A	1.37%	1.46%A
Net investment income (loss)	2.14%A	4.08%	5.13%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,167	$ 2,044	$ 1,539
Portfolio turnover rate	109%A	46%	44%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.11 per share.

G For the period November 6, 2002 (commencement of operations) to December 31, 2002.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Real Estate Portfolio

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Real Estate Portfolio (the fund) is a fund of Variable Insurance Products Fund IV (the trust) (referred to in this report as Fidelity Variable Insurance Products: Real Estate Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 5,164,827	|
Unrealized depreciation	(1,614,367)
Net unrealized appreciation (depreciation)	$ 3,550,460
Cost for federal income tax purposes	$ 68,121,231

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 1,053	|
Service Class 2	2,630
	$ 3,683

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets.

For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 23,149	|
Service Class	700
Service Class 2	697
	$ 24,546

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Real Estate Portfolio

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $13,270 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $11,810 for the period.

6. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

Semiannual Report

Semiannual Report

Real Estate Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPRE-SANN-0804
1.787989.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund IV's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 17, 2004